                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 2-91229

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 46                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-4025

     Amendment No. 47                                                [X]

                        (Check appropriate box or boxes.)

                        AMERICAN CENTURY MUNICIPAL TRUST
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

   David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 29, 2005 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

July 29, 2005

American Century Investments
prospectus

Advisor Class
Tax-Free Bond Fund

THE SECURITIES AND EXCHANGE COMMISSIONHAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

[american century investments logo and text logo]

Dear Investor:

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

/s/Brian Jeter

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor
©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

        [graphic of triangle]

        THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS OF KEY
        INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks safety of principal and high current income that is exempt from federal income tax.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio managers buy quality DEBT SECURITIES and will invest at least 80%
of the fund's assets in debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities, and U.S.
territories normally issue these securities for public projects, such as schools and roads. The portfolio managers may buy securities of varying maturity ranges.

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        DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
        COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

The fund's primary investment risks include credit risk, due to the possibility the fund will invest in the lowest investment-grade category of debt securities, and interest rate risk. The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

A more detailed description of the fund's investment strategies and risks may be found under the heading OBJECTIVES, STRATEGIES AND RISKS, which begins on page
6.

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        AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED
        OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY
        OTHER GOVERNMENT AGENCY.

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2

FUND PERFORMANCE HISTORY

When the Advisor Class has investment results for a full calendar year, this section will feature charts that show

*  Annual Total Returns

*  Highest and Lowest Quarterly Returns

*  Average Annual Total Returns for the Advisor Class of the fund, including a comparison of these returns to a benchmark index.

If the Advisor Class had existed during the period presented, its performance would have been substantially similar to that of the Investor Class because it represents an investment in the same portfolio of securities. However, performance of the Advisor Class would have been lower because of its higher expense ratio.

Annual Total Returns

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the class. It indicates the volatility of the fund's historical returns from year to year. The returns of the fund's Advisor Class shares will differ from the returns shown in the chart, depending on the expenses of that class.

TAX-FREE BOND FUND - INVESTOR CLASS

[data from bar chart]

1995               11.93%
1996                3.94%
1997                7.44%
1998                5.81%
1999               -0.95%
2000                9.91%
2001                5.24%
2002                9.13%
2003                4.04%
2004                2.66%

(1)  AS OF JUNE 30, 2005, THE END OF THE MOST RECENT CALENDAR QUARTER, TAX
     FREE BOND'S INVESTOR CLASS YEAR-TO-DATE RETURN WAS 1.68%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              HIGHEST                         LOWEST
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Tax-Free Bond                 4.51% (3Q 2002)                 -2.09% (2Q 2004)
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3

Average Annual Total Returns

The following table shows the average annual total returns of the fund's
Investor Class shares calculated three different ways. Return Before Taxes shows the actual change in the value of fund shares over the time periods shown, but does not reflect the impact of taxes on fund distributions or the sale of fund shares. The two after-tax returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions made by the fund during the periods shown. Return After Taxes on Distributions and Sale of Fund
Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Investor Class shares.

The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Tax-Free Bond
Return Before Taxes                              2.66%     6.16%      5.85%
Return After Taxes on Distributions              2.66%     6.07%      5.73%
Return After Taxes on Distributions
   and Sale of Fund Shares                       2.91%     5.84%      5.61%
Lehman Brothers Municipal                        2.95%     5.93%      5.87%
   5-Year General Obligation Index
   (reflects no deduction for fees,
   expenses or taxes)
--------------------------------------------------------------------------------

Performance information is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

For current performance information, including yields, please call us at
1-800-378-9878.

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4

FEES AND EXPENSES

There are no sales loads, fees or other charges

*  to buy fund shares directly from American Century
*  to reinvest dividends in additional shares
*  to exchange into the same class of shares of other American Century funds
*  to redeem your shares, other than a $10 fee to redeem by wire

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                DISTRIBUTION                   TOTAL ANNUAL
                  MANAGEMENT    AND SERVICE      OTHER         FUND OPERATING
                  FEE(1)        (12B-1) FEES     EXPENSES(2)   EXPENSES
--------------------------------------------------------------------------------
Tax-Free Bond
  Advisor Class   0.25%         0.50%(3)         0.01%         0.76%
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(1)  BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND
     HAS A STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S MANAGEMENT FEE RATE
     GENERALLY DECREASES AS ASSETS INCREASE AND INCREASES AS ASSETS DECREASE.

(2)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, ARE
     EXPECTED TO BE LESS THAN 0.01% FOR THE CURRENT FISCAL YEAR.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Service,
     Distribution and Administrative Fees, PAGE 20.

EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Of course, your actual costs may be higher or lower. Assuming you . . .

*  invest $10,000 in the fund
*  redeem all of your shares at the end of the periods shown below
*  earn a 5% return each year
*  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Tax-Free Bond
  Advisor Class          $78            $242            $422           $939
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5

OBJECTIVES, STRATEGIES AND RISKS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks safety of principal and high current income that is exempt from federal income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers buy QUALITY DEBT SECURITIES and will invest at least 80% of the fund's assets in debt securities with interest payments exempt from federal income tax. Cities, counties and other municipalities in the 50 states and U.S.
territories usually issue these securities for public projects, such as schools and roads.

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        A QUALITY DEBT SECURITY IS ONE THAT HAS BEEN RATED BY AN INDEPENDENT
        RATING AGENCY IN ITS TOP FOUR CREDIT QUALITY CATEGORIES OR DETERMINED
        BY THE ADVISOR TO BE OF COMPARABLE CREDIT QUALITY. THE DETAILS OF THE
        FUND'S CREDIT QUALITY STANDARDS ARE DESCRIBED IN THE STATEMENT OF
        ADDITIONAL INFORMATION.

The portfolio managers also may buy quality debt securities with interest payments exempt from regular federal income tax, but not exempt from the federal alternative minimum tax. Cities, counties and other municipalities usually issue these securities (called private activity bonds) to fund for-profit private projects, such as hospitals and athletic stadiums. No more than 20% of the fund's assets may be invested in these securities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash-equivalent securities. To the extent the fund assumes a defensive position, it will not be pursuing its investment objectives and may generate taxable income.

The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

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        INCOME FROM THE FUND MAY BE SUBJECT TO THE ALTERNATIVE MINIMUM TAX. FOR
        MORE INFORMATION, SEE Taxes IN THIS PROSPECTUS.

A description of the policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the statement of additional information.

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6

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. Funds with longer weighted average maturities are more sensitive to interest rate changes.

The fund may invest part of its assets in securities rated in the lowest investment-grade category (for example, Baa or BBB). The issuers of these securities are more likely to pose a credit risk, that is, to have problems making interest and principal payments, than issuers of higher-rated securities.

Because the fund invests primarily in municipal securities, it will be sensitive to events that affect municipal markets. The fund may have a higher level of risk than funds that invest in a larger universe of securities.

At any given time your shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The portfolio managers monitor weighted average maturity and seek to adjust it as appropriate, taking into account market conditions and other relevant factors. Thus, under normal market conditions, potential income and potential loss are moderate as compared to other funds, but may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks including liquidity, interest rate, market and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to a swap agreement. Gains or losses involving some futures, options and other derivatives may be substantial - in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund.

There is no guarantee that all of the fund's income will remain exempt from federal or state income taxes. Income from municipal bonds held by a fund could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer.

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7

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, also called a fixed-income security, it is essentially lending money to the security's issuer. Notes, bonds, commercial paper and U.S. Treasury securities are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the debt security may rise or fall based on many factors, including changes in interest rates, liquidity and credit quality.

The portfolio managers decide which debt securities to buy and sell by

*  determining which debt securities help a fund meet its maturity requirements

*  identifying debt securities that satisfy a fund's credit quality standards

*  evaluating current economic conditions and assessing the risk of inflation

*  evaluating special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, generally the more sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called the weighted average maturity. The following chart shows how portfolio managers would calculate the weighted average maturity for a fund that owned only two debt securities.

                            AMOUNT OF        PERCENT OF   REMAINING   WEIGHTED
                            SECURITY OWNED   PORTFOLIO    MATURITY    MATURITY
--------------------------------------------------------------------------------
Debt Security A             $100,000         25%          4 years     1 year
--------------------------------------------------------------------------------
Debt Security B             $300,000         75%          12 years    9 years
--------------------------------------------------------------------------------
Weighted Average Maturity                                             10 years
--------------------------------------------------------------------------------

TYPES OF RISK

The basic types of risk the fund faces are described below.

Interest Rate Risk

Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise;
when interest rates rise, prices fall. Because the fund invests primarily in debt securities, changes in interest rates will affect the fund's performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true.

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8

The following table shows the likely effect of a 1% (100 basis points) increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING                                     PRICE AFTER             CHANGE
MATURITY              CURRENT PRICE           1% INCREASE             IN PRICE
--------------------------------------------------------------------------------
1 year                $100.00                 $99.06                  -0.94%
--------------------------------------------------------------------------------
3 years               $100.00                 $97.38                  -2.62%
--------------------------------------------------------------------------------
10 years              $100.00                 $93.20                  -6.80%
--------------------------------------------------------------------------------
30 years              $100.00                 $88.69                  -11.31%
--------------------------------------------------------------------------------

Credit Risk

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment.
A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

Credit quality may be lower when the issuer has any of the following: a high debt level, a short operating history, a difficult, competitive environment, or a less stable cash flow.

The portfolio managers do not invest solely on the basis of a debt security's credit rating; they also consider other factors, including potential returns.
Higher credit ratings usually mean lower interest rate payments, so the managers often purchase debt securities that aren't the highest rated to increase return.
If a fund purchases lower-rated debt securities, it assumes additional credit risk.

Debt securities rated in one of the highest four categories by a nationally recognized securities rating organization are considered investment grade.
Although they are considered investment grade, an investment in these debt securities still involves some credit risk because even an AAA rating is not a guarantee of payment. For a complete description of the ratings system, see the statement of additional information. The fund's credit quality restrictions apply at the time of purchase; the funds will not necessarily sell debt securities if they are downgraded by a rating agency.

Liquidity Risk

Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The fund engages in a variety of investment techniques as it pursues its investment objectives. Each technique has its own characteristics, and may pose some level of risk to the fund. If you would like to learn more about these techniques, you should review the statement of additional information before making an investment.

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9

MANAGEMENT

WHO MANAGES THE FUND?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of
Trustees does not manage the fund, it has hired an investment advisor to do so.
More than three-fourths of the trustees are independent of the fund's advisor;
that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of
American Century funds).

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc.
(the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each specific class of shares of the fund. The percentage rate used to calculate the management fee for each class of shares of a fund is determined daily using a two-component formula that takes into account (i) the daily net assets of the accounts managed by the advisor that are in the same broad investment category as the fund (the "Category Fee") and (ii) the assets of all funds in the
American Century family of funds (the "Complex Fee"). The management fee is calculated daily and paid monthly in arrears.

The statement of additional information contains detailed information about the calculation of the management fee. Out of each fund's fee, the advisor paid all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of each fund's management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The Advisor Class of the fund was not in operation as of the fiscal year ended
May 31, 2005. The Advisor Class will pay the advisor a unified management fee calculated by adding the appropriate Investment Category and Complex Fees from the following schedules:

INVESTMENT CATEGORY FEE SCHEDULE    COMPLEX FEE SCHEDULE
CATEGORY ASSETS      FEE RATE       COMPLEX ASSETS       FEE RATE: ADVISOR CLASS
FIRST $1 BILLION     0.2800%        FIRST $2.5 BILLION   0.0600%
NEXT $1 BILLION      0.2280%        NEXT $7.5BILLION     0.0500%
NEXT $3 BILLION      0.1980%        NEXT $15 BILLION     0.0485%
NEXT $5 BILLION      0.1780%        NEXT $25 BILLION     0.0470%
NEXT $15 BILLION     0.1650%        NEXT $25 BILLION     0.0370%
NEXT $25 BILLION     0.1630%        NEXT $25 BILLION     0.0300%
THEREAFTER           0.1625%        NEXT $25 BILLION     0.0200%
                                    NEXT $25 BILLION     0.0150%
                                    NEXT $25 BILLION     0.0100%
                                    NEXT $25 BILLION     0.0050%
                                    THEREAFTER           0.0000%

A discussion regarding the basis for the Board of Trustees' approval of the fund's investment advisory contract with the advisor is available in the fund's annual report to shareholders for the fiscal year ended May 31, 2005.

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10

THE PORTFOLIO MANAGER

The advisor uses teams of portfolio managers and analysts to manage the fund.
These teams are organized by broad investment categories, such as money markets and taxable bonds. The individual listed below serves as the lead portfolio manager for the fund. As such, he is ultimately responsible for stock selection and portfolio construction for the fund, as well as compliance with stated
investment objectives and cash flow monitoring. Other members of the investment teams provide research and analytical support but generally do not make day-to-day investment decisions for the fund.

The portfolio manager who is primarily responsible for the day-to-day management of the fund is identified below.

KENNETH M. SALINGER

Mr. Salinger, Vice President and Senior Portfolio Manager, has been a member of the team since October 1996. In June 1997 he became a portfolio manager. He has a bachelor's degree in quantitative economics from the University of California
- San Diego. He is a CFA charterholder.

Code of Ethics

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security within 60 calendar days. It also contains limits on short-term transactions in American
Century-managed funds. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Trustees and/or the advisor may change any other policies and investment strategies.

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11

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account, the minimum initial investment amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of that entity. Some policy differences may include

*  minimum investment requirements
*  exchange policies
*  fund choices
*  cutoff time for investments
*  trading restrictions

Please contact your FINANCIAL INTERMEDIARY or plan sponsor for a complete description of its policies. Copies of the fund's annual report, semiannual report and statement of additional information are available from your intermediary or plan sponsor.

        [graphic of triangle]

        FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
        COMPANIES AND INVESTMENT ADVISORS.

Although fund share transactions may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the fund's behalf. American Century has contracts with these intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the intermediary on a fund's behalf before the time the net asset value is determined in order to receive that day's share price. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction, you may not modify or cancel
it. The fund reserves the right to suspend the offering of shares for a period of time, and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

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12

ABUSIVE TRADING PRACTICES

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund's net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund's performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund's Board of Trustees has approved American Century's abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

American Century uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with
American Century. They may change from time to time as determined by American
Century in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

*  within seven days of the purchase, or
*  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century's policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century handles, there can be no assurance that American
Century's efforts will identify all trades or trading practices that may be considered abusive. In addition, American Century's ability to monitor trades that are placed by the individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because
American Century generally does not have access to the underlying shareholder account information. However, American Century monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. There may be limitations on the ability of financial

------
13

intermediaries to impose restrictions on the trading practices of their clients.
As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

        [graphic of triangle]

        A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written against shares subject to this seven-day holding period.
Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a
15-day holding period before we will transfer or wire redemption proceeds to your bank. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If, during any 90-day period, you redeem fund shares worth more than $250,000
(or 1% of the value of the fund's assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value these securities in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining investors.

------
14

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum initial investment amount for any reason other than as a result of market fluctuation, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American
Century reserves the right to redeem the shares in the account and send the proceeds to your address of record. Please note that you may incur tax liability as a result of this redemption.

SIGNATURE GUARANTEES

A signature guarantee - which is different from a notarized signature - is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions:

*  Your redemption or distribution check, Check-A-Month or automatic redemption is made payable to someone other than the account owners

*  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

*  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

RIGHT TO CHANGE POLICIES

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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15

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received and accepted by the fund's transfer agent, or other financial intermediary with the authority to accept orders on the fund's behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the
NAV. A fund's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. The fund may use pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined in good faith by, or in accordance with procedures adopted by, the fund's board or its designee (a process referred to as "fair valuing" the security). Circumstances that may cause the fund to fair value a security include, but are not limited to, a debt security has been declared in default or trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund's NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund's board.

The effect of using fair value determinations is that the fund's NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered with the SEC
(known as registered investment companies, or RICs), the fund's NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

------
16

DISTRIBUTIONS

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.

        [graphic of triangle]

        CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS
        STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

The fund pays distributions of substantially all its income monthly.
Distributions from realized capital gains are paid once a year, usually in
December. It may make more frequent distributions, if necessary, to comply with
Internal Revenue Code provisions. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century account, to your bank electronically, or to your home address or to another person or address by check.

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17

TAXES

Tax-Exempt Income

Most of the income that the fund receives from municipal securities is exempt from regular federal income taxes. However, corporate shareholders should be aware that distributions may be subject to state corporate franchise tax.

The fund also may purchase private activity bonds. The income from these securities is subject to the federal alternative minimum tax. If you are subject to the alternative minimum tax, distributions from the fund that represent income derived from private activity bonds are taxable to you. Consult your tax advisor to determine whether you are subject to the alternative minimum tax.

Taxable Income

The fund's investment performance also is based on sources other than income from municipal securities. These investment performance sources, while not the primary source of fund distributions, will generate taxable income to you. Some of these investment performance sources are

*  MARKET DISCOUNT PURCHASES. The fund may buy a tax-exempt security for a price less than the principal amount of the bond. If the price of the bond increases over time, a portion of the gain may be treated as ordinary income and taxable as ordinary income if it is distributed to shareholders.

*  CAPITAL GAINS. When the fund sells a security, even a tax-exempt municipal security, it can generate a capital gain or loss, which you must report on your tax return.

*  TEMPORARY INVESTMENTS. Some temporary investments, such as securities loans and repurchase agreements, can generate taxable income.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of its investment securities. Distributions of income are generally exempt from regular federal income tax. However, if distributions are federally taxable, such distributions may be designated as QUALIFIED DIVIDEND INCOME. If so, and if you meet a minimum required holding period with respect to your shares of the fund, such distributions of income are taxed as long-term capital gains.

        [graphic of triangle]

        QUALIFIED DIVIDEND INCOME IS A DIVIDEND RECEIVED BY A FUND FROM THE
        STOCK OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE
        FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

                                   TAX RATE FOR 10%           TAX RATE FOR
TYPE OF DISTRIBUTION               AND 15% BRACKETS           ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains           Ordinary Income            Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains
(> 1 year) and Qualified
Dividend Income                    5%                         15%
--------------------------------------------------------------------------------

------
18

If the fund's distributions exceed its income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions-including exchanges to other American Century funds-are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain and will be disallowed to the extent of any distribution of tax-exempt income to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.

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19

MULTIPLE CLASS INFORMATION

American Century offers three classes of shares of the fund: Investor Class,
Institutional Class and Advisor Class. The shares offered by this prospectus are
Advisor Class shares and are offered primarily through employer-sponsored retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other classes have different fees, expenses and/or minimum investment requirements from the class offered by this prospectus. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this prospectus, call us at

*  1-800-345-2021 for Investor Class shares
*  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for automatic conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund's Advisor Class shares have a 12b-1 Plan. Under the plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing shareholder and administrative services and half for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the investment advisors, banks, broker-dealers and insurance companies that make Advisor Class shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the Advisor Class will continue to make payments under the plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER
SERVICES PLAN in the statement of additional information.

------
20

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American
Century's transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund's distributor may make payments for various additional services or other expenses out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution services, which include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such intermediary for their sales activities; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the intermediary; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by ensuring that they are educated about the fund, and to help such intermediaries defray costs associated with offering the fund. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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21

PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the
Tax-Free Bond Fund's Investor Class shares.

The table on the next page itemizes what contributed to the changes in the
Investor Class share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

*  share price at the beginning of the period
*  investment income and capital gains or losses
*  distributions of income and capital gains paid to investors
*  share price at the end of the period

Each table also includes some key statistics for the period as appropriate

*  TOTAL RETURN - the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  EXPENSE RATIO - the operating expenses of the fund as a percentage of average net assets

*  NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

*  PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their Report of Independent
Registered Public Accounting Firm and the financial statements are included in the fund's annual report, which is available upon request.

------
22

TAX-FREE BOND FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MAY 31
---------------------------------------------------------------------------------------------
                                         2005       2004       2003       2002       2001
---------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $10.71     $11.19     $10.63     $10.50     $9.93
---------------------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
   Net Investment Income                 0.38       0.37       0.39       0.44       0.48
--------------------------------------
   Net Realized and                      0.17       (0.45)     0.58       0.22       0.57
   Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
   Total From Investment Operations      0.55       (0.08)     0.97       0.66       1.05
---------------------------------------------------------------------------------------------
Distributions
--------------------------------------
   From Net Investment Income            (0.38)     (0.37)     (0.39)     (0.44)     (0.48)
--------------------------------------
   From Net Realized Gains               -          (0.03)     (0.02)     (0.09)     -
---------------------------------------------------------------------------------------------
   Total Distributions                   (0.38)     (0.40)     (0.41)     (0.53)     (0.48)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.88     $10.71     $11.19     $10.63     $10.50
=============================================================================================
   TOTAL RETURN(1)                       5.16%      (0.79)%    9.31%      6.45%      10.77%
---------------------------------------------------------------------------------------------
RAITOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                    0.50%      0.51%      0.51%      0.51%      0.51%
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                    3.46%      3.34%      3.62%      4.14%      4.65%
--------------------------------------
Portfolio Turnover Rate                  77%        60%        57%        86%        106%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $610,420   $583,689   $620,000   $382,447   $188,186
---------------------------------------------------------------------------------------------

(1)  TOTAL RETURN ASSUMES REINVESTMENT OF NET INVESTMENT INCOME AND CAPITAL
     GAINS DISTRIBUTIONS, IF ANY. THE TOTAL RETURN OF THE CLASSES MAY NOT
     PRECISELY REFLECT THE CLASS EXPENSE DIFFERENCES BECAUSE OF THE IMPACT OF
     CALCULATING VALUES TO TWO DECIMAL PLACES. IF NET ASSET VALUES WERE
     CALCULATED TO THREE DECIMAL PLACES, THE TOTAL RETURN DIFFERENCES WOULD MORE
     CLOSELY REFLECT THE CLASS EXPENSE DIFFERENCES. THE CALCULATION OF NET ASSET
     VALUES TO TWO DECIMAL PLACES IS MADE IN ACCORDANCE WITH SEC GUIDELINES AND
     DOES NOT RESULT IN ANY GAIN OR LOSS OF VALUE BETWEEN ONE CLASS AND ANOTHER.

------
23

NOTES

------
24

NOTES

------
25

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports, and ask questions about the fund or your accounts, online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get information about the fund (including the SAI) from the
Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE            FUND CODE           TICKER           NEWSPAPER LISTING
--------------------------------------------------------------------------------
Tax-Free Bond
  Advisor Class           728                 N/A              N/A
--------------------------------------------------------------------------------

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878

0507
SH-PRS-43934

July 29, 2005

American Century Investments
statement of additional information

American Century Municipal Trust

Arizona Municipal Bond Fund
Florida Municipal Bond Fund
High-Yield Municipal Fund
Tax-Free Bond Fund
Tax-Free Money Market Fund

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES DATED OCTOBER 1, 2004 AND JULY 29, 2005, BUT IS NOT A PROSPECTUS.
THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE
CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

------

THE FUNDS' HISTORY

American Century Municipal Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984.
From then until January 1997, it was known as Benham Municipal Income Trust.
Throughout this statement of additional information we refer to American Century
Municipal Trust as the Trust.

Each fund described in this statement of additional information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration number.

--------------------------------------------------------------------------------
FUND                                TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class                      BEAMX                       04/11/1994
--------------------------------------------------------------------------------
  A Class                             ACZAX                       02/27/2004
--------------------------------------------------------------------------------
  B Class                             ACZBX                       02/27/2004
--------------------------------------------------------------------------------
  C Class                             ACZCX                       02/27/2004
--------------------------------------------------------------------------------
Florida Municipal Bond
  Investor Class                      ACBFX                       04/11/1994
--------------------------------------------------------------------------------
  A Class                             ACFAX                       02/27/2004
--------------------------------------------------------------------------------
  B Class                             ACEBX                       02/27/2004
--------------------------------------------------------------------------------
  C Class                             ACCCX                       02/27/2004
--------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class                      ABHYX                       03/31/1998
--------------------------------------------------------------------------------
  A Class                             AYMAX                       01/31/2003
--------------------------------------------------------------------------------
  B Class                             AYMBX                       01/31/2003
--------------------------------------------------------------------------------
  C Class                             AYMCX                       07/24/2002
--------------------------------------------------------------------------------
Tax-Free Bond
  Investor Class                      TWTIX                       03/02/1987
--------------------------------------------------------------------------------
  Institutional Class                 N/A                         04/15/2003
--------------------------------------------------------------------------------
  Advisor Class                       ATXAX                       07/29/2005
--------------------------------------------------------------------------------
Tax-Free Money Market
  Investor Class                      BNTXX                       07/31/1984
--------------------------------------------------------------------------------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 6. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Tax-Free Bond and Tax-Free Money Market are diversified as defined in the
Investment Company Act of 1940 (the Investment Company Act). Arizona Municipal
Bond, Florida Municipal Bond and High-Yield Municipal are non-diversified.
Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer
(other than the U.S. government). Non-diversified
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means that a fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund.

Tax-Free Money Market operates pursuant to Rule 2a-7 under the Investment
Company Act of 1940, which permits the valuation of portfolio securities on the basis of amortized cost. To rely on Rule 2a-7, the fund must comply with the definition of diversified under the rule.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) or it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

So long as a sufficient number of acceptable securities are available, the fund managers intend to keep the funds fully invested. However, under exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

For an explanation of the securities ratings referred to in the prospectuses and this statement of additional information, see EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS beginning on page 60.

ARIZONA MUNICIPAL BOND FUND

Arizona Municipal Bond seeks to obtain as high a level of current income exempt from Arizona and regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Arizona Municipal Bond is designed for individuals in upper tax brackets seeking income free from Arizona state and regular federal income taxes, although the fund may generate some taxable income. Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, the fund will invest at least 80%
of its net assets in obligations with interest exempt from federal and Arizona state income tax. The fund is not limited, however, in its investments in securities that are subject to the federal Alternative Minimum Tax (AMT).

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal and Arizona state income taxes. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

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FLORIDA MUNICIPAL BOND FUND

The fund seeks to obtain as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital. In addition, fund shares are intended to be exempt from the Florida intangible personal property tax.

The fund is designed for individuals in upper tax brackets seeking income free from regular federal income tax, although the fund may generate some taxable income. The fund also provides an investment that is intended to be exempt from the Florida intangible personal property tax. Because of this emphasis on tax-exempt income, the fund by itself does not constitute a balanced investment plan.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state, its political subdivisions, agencies and instrumentalities). As a fundamental policy, the fund will invest at least 80%
of its net assets in obligations that are exempt from the Florida intangible personal property tax and that have interest payments exempt from federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin
Islands) that are exempt from federal income tax and Florida intangible personal property tax. The fund may also invest in (1) obligations issued by other states and their political subdivisions, and (2) U.S. government securities.

The fund is authorized under normal conditions to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT. Interest from AMT bonds is considered to be exempt from federal income tax for purposes of the 80% policy noted above.

The fund may need to sell certain investments near the end of each calendar year so that on January 1 of each year, its portfolio consists only of investments that are exempt from the Florida intangible personal property tax. As a result, the fund could incur additional costs or taxable income or gains.

HIGH-YIELD MUNICIPAL FUND

High-Yield Municipal Fund seeks to provide as high a level of current income exempt from federal income tax as is consistent with its investment policies, which permit investment in lower-rated and unrated securities. As a secondary objective, the fund seeks capital appreciation.

The fund intends to remain fully invested in municipal obligations (obligations issued by or on behalf of a state or its political subdivisions, agencies and instrumentalities). The fund also may invest in securities issued by U.S.
territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax. As a fundamental policy, the fund will invest at least 80% of its net assets in obligations with interest exempt from regular federal income tax. The fund is not limited, however, in its investments in securities that are subject to the AMT.

The fund is authorized, under normal conditions, to invest as much as 100% of its net assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the
AMT, a portion of your income distributions that are exempt from regular federal income tax may not be exempt from the AMT.

The fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion of its assets in U.S.
government securities, the interest income on which is subject to federal income tax.

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TAX-FREE BOND FUND
TAX-FREE MONEY MARKET FUND

Tax-Free Bond Fund and Tax-Free Money Market Fund seek as high a level of current income exempt from regular federal income tax as is consistent with prudent investment management and conservation of shareholders' capital.

Each fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, each may invest a portion of its assets in
U.S. government securities, the interest income on which is subject to federal income tax. As a fundamental policy, each fund will invest at least 80% of its net assets in obligations with interest exempt from federal income taxes. The municipal obligations in which the funds may invest include securities issued by
U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from regular federal income tax.

The funds may invest up to 20% of their total assets in municipal obligations for which the interest is a tax preference item for purposes of the AMT. If you are or become subject to the AMT, a portion of your income distributions that are exempt from the regular federal income tax may not be exempt from the AMT.

CREDIT QUALITY AND MATURITY GUIDELINES

Tax-Free Money Market Fund

The fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the fund are neither insured nor guaranteed by the U.S. government.

The money market fund may be appropriate for investors seeking share price stability who can accept the lower yields that short-term obligations typically provide.

In selecting investments for the money market fund, the advisor adheres to regulatory guidelines concerning the quality and maturity of money market fund investments as well as to internal guidelines designed to minimize credit risk.
In particular, the fund:

*  buys only U.S. dollar-denominated obligations with remaining maturities of
   397 days or less (and variable- and floating-rate obligations with demand features that effectively shorten their maturities to 397 days or less);

*  maintains a dollar-weighted average portfolio maturity of 90 days or less;

*  restricts its investments to high-quality obligations determined by the advisor, pursuant to guidelines established by the Board of Trustees, to present minimal credit risks.

To be considered high-quality, an obligation must be:

*  a U.S. government obligation; or

*  rated (or of an issuer rated with respect to a class of short-term obligations) within the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating agencies
   (or one if only one has rated the obligation); or

*  an obligation without short-term ratings judged by the advisor, pursuant to guidelines established by the Board of Trustees, to be of quality comparable to the securities listed above.

The fund managers intend to buy only obligations that are designated as first-tier securities as defined by the SEC; that is, securities rated, when acquired, within the highest category designated by a rating agency.

Non-Money Market Funds (except High-Yield Municipal)

Arizona Municipal Bond, Florida Municipal Bond and Tax-Free Bond have identical policies governing the quality of securities in which they may invest.

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In terms of credit quality, each of these funds restricts its investments to

*  municipal bonds rated, when acquired, within the four highest categories designated by a rating agency

*  municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency

*  unrated obligations judged by the advisor, under the direction of the
   Board of Trustees, to be of quality comparable to the securities listed above.

High-Yield Municipal Fund

High-Yield Municipal invests at least 80% of its assets in municipal securities with interest payments exempt from federal income tax. The managers typically buy long-term and intermediate-term municipal securities, but may purchase municipal securities of any duration. Although High-Yield Municipal typically invests a significant portion of its assets in investment-grade bonds, the advisor does not adhere to specific rating criteria in selecting investments for this fund. The fund invests in securities rated or judged by the advisor to be below investment-grade quality (for example, bonds rated BB/Ba or lower, which are sometimes referred to as junk bonds) or unrated bonds.

Many issuers of medium- and lower-quality bonds choose not to have their obligations rated and a large portion of High-Yield's portfolio may consist of obligations that, when acquired, were not rated. Unrated securities may be less liquid than comparable rated securities and may involve the risk that the portfolio managers may not accurately evaluate the security's comparative credit quality. Analyzing the creditworthiness of issuers of lower-quality, unrated bonds may be more complex than analyzing the creditworthiness of issuers of higher-quality bonds. There is no limit to the percentage of assets that the fund may invest in unrated securities. The fund also may invest in securities that are in technical or monetary default.

High-Yield Municipal may invest in investment-grade municipal obligations if the advisor considers it appropriate to do so. Investments of this nature may be made due to market considerations (for example, a limited supply of medium- and lower-grade municipal obligations) or to increase liquidity of the fund.
Investing in high-grade obligations may lower the fund's return.

High-Yield Municipal may purchase private activity municipal securities. The interest from these securities is treated as a tax-preference item in calculating federal AMT liability. Under normal circumstances, it is possible that a substantial portion of the fund's total assets will be invested in private activity securities. Therefore, the fund is better suited for investors who do not expect alternative minimum tax liability. See TAXES, page 57.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile.

Concentration in Types of Municipal Activities

From time to time, a significant portion of a fund's assets may be invested in municipal obligations that are related to the extent that economic, business or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a fund invested a significant portion of its assets in utility bonds and a

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state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds could suffer as a group. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity or means of financing municipal projects, material or manpower shortages and declining demand for projects or facilities financed by the municipal bonds.

About the Risks Affecting Arizona Municipal Securities

As noted in the prospectus, the Arizona Municipal Bond Fund is susceptible to events that affect issuers of Arizona municipal obligations. These include possible adverse effects of Arizona constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policy of concentrating its assets in Arizona municipal securities. This information is based on certain official statements of the state of Arizona published in connection with the issuance of specific Arizona municipal securities as well as from other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified the information contained in the official statements, it has no reason to believe the information is inaccurate.

Geographically, Arizona is the nation's sixth largest state in terms of area. It is divided into three distinct topographic regions: the northern third, which is high plateau country traversed by deep canyons, such as Grand Canyon National
Park; central Arizona, which is rugged, mountainous and heavily forested; and
the southern third, which encompasses desert areas and flat, fertile agricultural lands in valleys between mountains rich in mineral deposits. These topographic areas all have different climates, which have distinctively influenced development in each region. The Phoenix metropolitan area is the state's primary economic center as it represents approximately two-thirds of the state's population. The Tucson area, while of secondary importance, also is a major economic area in the state.

Located in the country's sunbelt, Arizona's population has been, and is projected to continue to be, one of the fastest growing in the United States.
Over the last several decades, the state has outpaced most other regions of the country in population and personal income growth, gross state product and job creation. Arizona was the second-fastest growing state in the nation between
1990 and 2000 with 10 year population growth of approximately 40%.

Under its constitution, the state of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the state. However, certain agencies and instrumentalities of the state are authorized to issue bonds secured by revenues from specific projects and activities, and the state and local governmental units may enter into lease transactions. The particular source of payments and security for an Arizona municipal obligation is detailed in the instrument itself and in related offering materials.

The state and local governmental units are subject to limitations imposed by
Arizona law with respect to ad valorem taxation, bonded indebtedness, the amount of annual increases in taxes, and other matters. These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations. There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that may be levied without voter approval. If such a proposal were enacted, there might be an adverse impact on state or local government financing.

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Arizona's ballot initiatives, health and education equity litigation, combined with long-term expenditure pressure stemming from the boom in population growth has created fiscal and economic uncertainties for the state. In addition, the relatively large concentration of jobs in the high tech sector has exposed the state's finances to some instability.

The Arizona economy continues to diversify away from its historical reliance on the mining and agricultural employment sectors. Significant job growth has occurred in the areas of aerospace and high technology, construction, finance, insurance and real estate. Arizona's economy is among the fastest growing economies in the nation and is showing signs of rebounding after a modest slowdown. However, manufacturing remains sluggish and reduced government hiring persists.

Arizona has experienced a general economic slowdown to its revenues, while facing high expenditure needs. The state's fund balance ended $166.4 million lower in fiscal 2003 to a level of $546.4 million. Revenue shortfalls combined with expenditures requirements resulted in a deficit of approximately $371.9 million in fiscal 2003. The $967 million projected deficit in fiscal 2004 was mitigated by higher than anticipated revenues. Preliminary revenues for the fiscal 2004 year are $794.8 million greater than the original forecast. However, higher than anticipated expenditures in fiscal 2004 will force a $293.6 million estimated drawdown of the fund balance. Arizona's current debt ratings are "A1"
by Moody's and "AA-" by Standard & Poor's. Standard & Poor's currently has a negative outlook on its rating.

The Supreme Court of Arizona has determined that Arizona's taxation of dividends paid from investments in the state is unconstitutional. Arizona is now liable for refunds to certain taxpayers affected by the outcome of litigation. The financial impact of this liability is uncertain and it is likely the final amount will be paid over a number of years, adding stress to the state's cash reserves. The governor already, with the use of line-item veto power, deferred a
$75 million payment of a judgment against the state regarding the taxation of dividends under former law. Additional liabilities may arise from currently pending litigation related to the state's alleged underfunding of the School
Facilities Board Building Renewal Fund and from litigation related to funding of bilingual education programs. A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The proliferation of
eCommerce spending could potentially negatively impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues. For fiscal year 2002 sales tax revenues represented approximately 30% of general fund revenues.

About the Risks Affecting Florida Municipal Securities

As noted in the prospectus, the Florida Municipal Bond Fund is susceptible to events that affect issuers of Florida municipal obligations. These include possible adverse affects of Florida constitutional amendments, legislative measures, voter initiatives and other matters described below.

The following information about risk factors is provided in view of the fund's policies of concentrating its assets in Florida municipal securities. This information is based on official debt offering documents, independent municipal credit reports relating to securities offerings of Florida issuers and other publicly available sources. It does not constitute a complete description of the risks associated with investing in securities of these issuers. While the advisor has not independently verified this information, it has no reason to believe the information is inaccurate.

Because the fund invests primarily in Florida municipal securities, it will be affected by political and economic conditions and developments within the state of Florida. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower whenever the economy is strong, growing and diversified, financial operations are sound, and the debt burden is reasonable.

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The state of Florida's economy is characterized by a large service sector, a dependence on the tourism and construction industries and a large retirement population. The management of rapid growth has been the major challenge facing state and local governments. Florida's population has grown rapidly and it is now the fourth largest state with a population of approximately 17 million; this growth is expected to continue, but at reduced rates. It is anticipated that from the years 2000 through 2010, Florida's population will grow by 18.7%
compared to an 11.1% increase for the nation. As this growth continues, the demand for both public and private services will increase, which may strain the service sector's capacity and impede the state's budget balancing efforts. For example, school districts have experienced difficulty in funding school construction as the districts have been unable to obtain voter approval to issue debt to finance the necessary school construction.

The state is outperforming the nation in employment and income growth. For the
12 months ended June 2004, the state's employment was up approximately 2.3%.
Construction, health care and service sector jobs are growing while manufacturing occupations are still contracting. Most of the growth in the state is occurring in the southern metro areas while Jacksonville is growing more slowly. Florida, with a 2003 per capita income at $30,446, is about 96% of the
U.S. figure.

Debt levels in the state of Florida are moderate to high, reflecting the tremendous capital demands associated with rapid population growth. Florida is unusual among states in that all general obligation full faith and credit debt issues of municipalities must be approved by public referendum and are, therefore, relatively rare. Most debt instruments issued by local municipalities and authorities have a narrower pledge of security, such as a sales tax stream, special assessment revenue, user fees, utility taxes or fuel taxes. Credit quality of such debt instruments tends to be somewhat lower than that of general obligation debt. The state of Florida issues general obligation debt for a variety of purposes; however, the state constitution requires a specific revenue stream to be pledged to state general obligation bonds as well.

The state of Florida is heavily dependent upon sales tax with nearly three-quarters of the state's general fund revenues being derived from sales and use taxes, which makes the state's general fund vulnerable to recession. This dependence upon sales tax, combined with economic recession, has resulted in budgetary shortfalls in the past. Florida has reacted to preserve an adequate financial position primarily through expenditure reductions. State officials, however, still face tremendous capital and operating pressures due to the growth that will continue to strain the state's narrow revenue base. As a counterbalance to the dependence on the historically volatile sales tax, the state enacted a constitutional amendment establishing a Budget Stabilization
Fund and has since made yearly deposits to that Fund. For fiscal year 2005, the
Fund stands at nearly $1 billion, meeting the required minimum Fund level of 5%
of General Fund revenues. General Fund revenues and sales tax revenues are budgeted to increase by 3.4% and 5.9% respectively, in fiscal year 2005. General
Fund spending is budgeted to increase by 13.4% in fiscal year 2005.

The state also has established a constitutional state revenue limitation to restrain the growth of spending. To date, this cap has not yet posed a constraint. The cap, which became effective in fiscal 1996, limits the amount of taxes and other revenues that can be raised by the state in any fiscal year. It allows annual revenue to grow by the average annual growth in personal income over the previous five years. Exempted from the cap are revenues that are directly pledged to bonds, including any new debt issuances. The cap does not appear to have become a major impediment to the state raising sufficient annual revenue to fund state expenditure growth. The legislature may increase the revenue cap by a two-thirds vote of each house.

A potential long-term credit concern for all states is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially negatively impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

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About the Risks Affecting Puerto Rico Municipal Securities

From time to time, the funds invest in obligations of the Commonwealth of Puerto
Rico and its public corporations, which are exempt from federal, state and city or local income taxes. The majority of the Commonwealth's debt is issued by the major public agencies that are responsible for many of the island's public functions, such as water, wastewater, highways, electricity, education and public construction. As of December 31, 2003, public sector debt issued by the
Commonwealth and its public corporations totaled $32.3 billion.

Since the 1980s, Puerto Rico's economy and financial operations have paralleled the economic cycles of the United States. The island's economy, particularly the manufacturing sector, has experienced substantial gains in employment. Much of these economic gains have been attributable in part to favorable treatment under
Section 936 of the federal Internal Revenue Code for U.S. corporations doing business in Puerto Rico (see discussion below). The number of persons employed in Puerto Rico as of March 2004 was approximately 1.27 million, up 4.95% from
June 2003. The unemployment rate is still high, however, at 11.2% as of March
2004.

Debt ratios for the Commonwealth are high as it assumes much of the responsibility for local infrastructure. Sizable infrastructure programs are ongoing to upgrade the island's water, sewer and road systems. The
Commonwealth's general obligation debt is secured by a first lien on all available revenues. The Commonwealth seeks to correlate the growth in public sector debt to the growth of the economic base available to service that debt.
However, public sector debt has increased at a greater pace than growth in gross product over the last few years. Between fiscal years 1999 and 2003, debt increased approximately 31% while gross product rose approximately 23.7%.

The current ratio of tax-supported debt to aggregate personal income is approximately 50%, about 16 times the average level of the 50 states, and nearly five times as high as the most heavily indebted of the states. The ratio is affected by the low levels of income in Puerto Rico (per capita income was 43.5%
of the national average in 2003) and by the large absolute amount of debt.

The Commonwealth finished fiscal year 2003 with an operating loss of $171.2 million (approximately 2.3% of general fund revenues) which resulted in an ending cash balance of $179 million. The Commonwealth is currently estimating another operating loss for fiscal 2004 of $128.7 million and budgeting break-even performance for the fiscal year 2005.

On April 14, 2003, Standard & Poor's removed the Commonwealth's outstanding general obligation debt from credit watch with negative implications and assigned to it a rating of "A-" with negative outlook. Standard & Poor's had previously announced on December 11, 2002, that it was placing its ratings and underlying ratings on the Commonwealth's outstanding debt on credit watch with negative implications, reflecting concerns over the Commonwealth's general ability to enforce appropriate accounting, fiscal and management controls with respect to equipment leases entered into by certain Commonwealth agencies and municipalities. On June 7, 2004, Standard & Poor's affirmed their rating at A-
and kept the outlook negative.

As a result of 1995 federal legislation, tax credits provided by Section 936 of the Internal Revenue Code are being phased out over a ten-year period ending in tax year 2005. Section 936 has offered an important economic development incentive for Puerto Rico, providing a particular impetus for the manufacturing sector. For U.S. corporations doing business in Puerto Rico, Section 936 generally eliminated the U.S. tax on income related to their island operations.
It granted these corporations tax credits to offset federal tax liability on earnings from Puerto Rico operations (active income) and permitted them to invest such earnings in qualified investments in Puerto Rico (passive income)
with interest earned free from U.S. tax. As a result of the 1996 legislation, the active income credit has been reduced and is no longer available to new or expanded operations in Puerto Rico. It will also be phased out entirely after tax year 2005. The passive income credit has already been eliminated entirely.

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To offset the loss of the 936 tax credit, in 1998, the Commonwealth passed the
Tax Incentives Law that provided for various tax reduction/incentives. While this law may promote development, it must be balanced by the costs of the development in terms of lost tax dollars. The risk Puerto Rico faces is being too generous with tax incentives, whereby, government revenues are negatively impacted by development incentives.

Another long-term issue, with broad implications for the Commonwealth, is the question of political status - specifically, the potential for a transition to statehood, as contemplated by proposed federal legislation in 1999 and the subject of a non-binding plebiscite in Puerto Rico in December 1998. The statehood option in the 1998 plebiscite received the support of 45.6% of the voters, about the same percentage of support in the previous plebiscite in 1993.

A potential long-term credit concern for Puerto Rico is the impact of eCommerce on tax collections. The proliferation of eCommerce spending could potentially impact municipal credit quality since eCommerce spending is exempt from sales taxes. The most vulnerable bonds would be credits secured solely by sales tax revenues.

An additional long term risk is the Commonwealth's dependence on capital intensive manufacturing industries which represent 42% of the island's GDP, especially the pharmaceuticals industry (26% of the island's GDP).

A final risk factor with the Commonwealth is the large amount of unfunded pension liabilities. The main public pension system is largely underfunded. The funded ratio of the plan is 19% with a total unfunded liability of $8.5 billion.
A measure enacted by the legislature in 1990 is designed to address the solvency of the plan over a 50-year period.

Municipal Notes

Each fund may invest in municipal notes, which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Tax-exempt commercial paper is an obligation with a stated maturity of up to 365 days (most commonly ranging from two to 270 days) issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in the state's General Fund, including the proceeds of revenue anticipation notes issued following enactment of a state budget or the proceeds of refunding warrants issued by the state.

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Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General obligation (GO) bonds are issued by states, counties, cities, school districts, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility.
Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals.

Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Variable- and Floating-Rate Obligations

Variable- and floating-rate demand obligations (VRDOs and FRDOs) carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate. Variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the
VRDO or FRDO that approximates par value.

Obligations with Term Puts Attached

The funds may invest in fixed-rate bonds subject to third-party puts and participation interests in such bonds that are held by a bank in trust or otherwise, which have tender options or demand features attached. These tender options or demand features permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.
The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features.

Some obligations with term puts attached may be issued by municipalities. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the fund's investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the advisor limits the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue
Service (IRS).

Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

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There is a risk that the seller of an obligation with a put attached will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the advisor under the direction of the Board of Trustees.

Tender Option Bonds

Tender option bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to the money market fund. However, any of the funds may purchase these instruments.

TOBs are created by municipal bond dealers who purchase long-term, tax-exempt bonds place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the ratings on the underlying bond fall below the requirements under Rule 2a-7.

The fund managers also take steps to minimize the risk that a fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (1) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (2) legal opinions relating to the tax ownership of the underlying bonds, and (3) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

When-Issued and Forward Commitment Agreements

The funds may engage in municipal securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash-and-carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of

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securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.

Municipal Lease Obligations

Each fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements.
Leases, installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

Many leases and contracts include nonappropriation clauses, which provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

Inverse Floaters

The funds (except Tax-Free Money Market) may hold inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch
Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

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*  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days.
   Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

*  Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a
Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.

Lower-Quality Bonds

As indicated in the prospectus, an investment in High-Yield Municipal carries greater risk than an investment in the other funds because the fund may invest without limitation in lower-rated bonds and unrated bonds judged by the advisor to be of comparable quality (collectively, lower-quality bonds).

While the market values of higher-quality bonds tend to correspond to market interest rate changes, the market values of lower-quality bonds tend to reflect the financial condition of their issuers. The ability of an issuer to make payment could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. Lower-quality municipal bonds are more susceptible to these risks than higher-quality municipal bonds. In addition, lower-quality bonds may be unsecured or subordinated to other obligations of the issuer.

Projects financed through the issuance of lower-quality bonds often carry higher levels of risk. The issuer's ability to service its debt obligations may be adversely affected by an economic downturn, weaker-than-expected economic development, a period of rising interest rates, the issuer's inability to meet projected revenue forecasts, a higher level of debt, or a lack of needed additional financing.

The market for lower-quality bonds tends to be concentrated among a smaller number of dealers than the market for higher-quality bonds. This market may be dominated by dealers and institutions (including mutual funds), rather than by individuals. To the extent that a secondary trading market for lower-quality bonds exists, it may not be as liquid as the secondary market for higher-quality bonds. Limited liquidity in the secondary market may adversely affect market prices and hinder the advisor's ability to dispose of particular bonds when it determines that it is in the best interest of a fund to do so. Reduced liquidity also may hinder the advisor's ability to obtain market quotations for purposes of valuing a fund's portfolio and determining its net asset value.

The advisor continually monitors securities to determine their relative liquidity.

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A fund may incur expenses in excess of its ordinary operating expenses if it becomes necessary to seek recovery on a defaulted bond, particularly a lower-quality bond.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

*  Commercial Paper

*  Certificates of Deposit and Euro Dollar Certificates of Deposit

*  Bankers' Acceptances

*  Short-term notes, bonds, debentures or other debt instruments

*  Repurchase agreements

*  Money market funds

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the aggregate. For the non-money market funds, these investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

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Structured and Derivative Securities

To the extent permitted by its investment objectives and policies, each fund may invest in structured securities and securities that are commonly referred to as derivative securities.

Structured investments involve the transfer of specified financial assets to a special purpose entity, generally a trust, or the deposit of financial assets with a custodian, and the issuance of securities or depositary receipts backed by, or representing interests in, those assets.

Structured investments are traded over the counter in the same manner as traditional municipal securities. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, interest rate provisions, and prepayment characteristics, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. If the structured security involves no credit enhancement, its credit risk generally will be equivalent to that of the underlying instruments.

Structured investments include, for example, single family and multi-family residential mortgage-backed securities and commercial mortgage-backed securities. Structured investments may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from, the performance of certain underlying assets or benchmarks, such as interest rates, indices or other financial or non-financial indicators.
The value of these securities, and hence their total return, is typically a function of the price movement of the underlying asset or changes in the underlying benchmark.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates or securities prices, and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

There are a range of risks associated with investments in structured and derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the issuer of the structured or derivative security (the counterparty) will fail to perform its obligations.

In addition, structured securities are subject to the risk that the issuers of the underlying securities may be unable or unwilling to repay principal and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or restructure outstanding debt and to extend additional loan amounts (prepayment risk).

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. Some derivative securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

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A fund may not invest in a structured or derivative security unless the reference index, the underlying assets or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured and derivative securities, the advisor has adopted, and the Board of Trustees has approved, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides, among other things, that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. A fund may not invest in a structured or derivative security if its credit, interest rate, liquidity, counterparty and other risks associated with ownership of the security are outside acceptable limits set forth in the fund's prospectus.

Single- and Multi-Family Mortgage-Related Securities

A single-or multi-family mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions or municipal agencies to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security.
However, unlike a bond, which returns principal to the investor in one lump sum at maturity, single- or multi-family mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on single- or multi-family mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal may be distributed pro rata to investors.

As with other fixed-income securities, the prices of single- or multi-family mortgage-backed securities fluctuate in response to changing interest rates;
when interest rates fall, the prices of these securities rise, and vice versa.
Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against

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currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund's use of swap agreements will be successful depends on the advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Futures and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure. The funds do not use futures and options transactions for speculative purposes.

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Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity
Futures Trading Commission (CFTC), a U.S. government agency. The funds may engage in futures and options transactions based on securities indices such as the Bond Buyer Index of Municipal Bonds, provided that the transactions are consistent with the fund's investment objectives. The funds also may engage in futures and options transactions based on specific securities, such as U.S.
Treasury bonds or notes.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate trends incorrectly, futures and options strategies may lower a fund's return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the

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fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options On Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each non-money market fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amount sufficient to cover its obligations under the futures contracts and options.

------

Municipal Bond Insurers

Securities held by the funds may be (a) insured under a new-issue insurance policy obtained by the issuer of the security or (b) insured under a secondary market insurance policy purchased by the fund or a previous bond holder. The following paragraphs provide some background on the bond insurance organizations most frequently relied upon for municipal bond insurance in the United States.

Ambac Financial Group, Inc. (AMBAC) is a Delaware-domiciled stock insurance corporation. Ambac Assurance Corporation is a wholly owned subsidiary of AMBAC, a publicly held company. Ambac Assurance Corporation's claims-paying ability is rated Aaa/AAA/AAA by Moody's Investors Service, Inc. (Moody's), Standard &
Poor's Corporation (S&P) and Fitch, Inc. (Fitch), respectively.

Financial Guaranty Insurance Company (FGIC) is a wholly owned subsidiary of FGIC
Corporation, a Delaware corporation. FGIC's claims-paying ability is rated
Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

MBIA Insurance Corporation (MBIA) is a monoline insurance company, which is a wholly owned subsidiary of MBIA Inc. organized as a Connecticut corporation.
MBIA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Financial Security Assurance Inc. (FSA) is a financial guaranty insurance company operated in New York, which became a separately capitalized Dexia subsidiary in 2000. FSA's claims-paying ability is rated Aaa/AAA/AAA by Moody's,
S&P and Fitch, respectively.

XL Capital Assurance Inc. (XLCA) was formed in 1999 as an indirect, wholly owned
New York-domiciled subsidiary of XL Capital Ltd. XLCA's claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

CDC IXIS Financial Guaranty North America is a wholly owned subsidiary of CDC
IXIS Financial Guaranty Holding. The parent of the holding company is CDC IXIS, which is an AAA-rated French financial institution that owns 100% of the holding company. Each of the three companies' claims-paying ability is rated Aaa/AAA/AAA by Moody's, S&P and Fitch, respectively.

Radian Asset Assurance Inc. (Radian) is the surviving entity and name for the former Asset Guaranty. Radian is an operating subsidiary of Radian Group Inc., a
Delaware corporation. Radian's claims-paying ability is rated Aaa by Moody's and
AA by S&P and Fitch.

American Capital Access Holdings, Inc. is the parent company of ACA Financial
Guaranty Corp. (ACA). The parent of ACA is owned by several institutional investors. Recently, S&P put ACA's rating on negative creditwatch. In August
2004, Fitch withdrew its rating based on ACA's decision to no longer provide information necessary for Fitch to maintain its rating. S&P may restore its previous A rating and stable outlook for ACA if certain capital transactions are closed by ACA.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

------

With respect to securities eligible for resale under Rule 144A, the staff of the
SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the
Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of
Trustees of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the advisor. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the advisor will consider appropriate remedies to minimize the effect on such fund's liquidity.

Other Investment Companies

Each fund may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to:

*  3% of the total voting stock of any one investment company;

*  5% of the fund's total assets with respect to any one investment company;
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

------

For purposes of the funds' investment restrictions, the party identified as the
"issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development
Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act

SUBJECT                  POLICY
--------------------------------------------------------------------------------
Senior Securities        A fund may not issue senior securities, except as
                         permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing                A fund may not borrow money, except for
                         temporary or emergency purposes (not for
                         leveraging or investment) in an amount not
                         exceeding 33-1/3% of the fund's total assets.
--------------------------------------------------------------------------------
Lending                  A fund may not lend any security or make any
                         other loan if, as a result, more than 33-1/3% of the
                         fund's total assets would be lent to other parties,
                         except (i) through the purchase of debt securities
                         in accordance with its investment objective,
                         policies and limitations or (ii) by engaging in
                         repurchase agreements with respect to portfolio
                         securities.
--------------------------------------------------------------------------------
Real Estate              A fund may not purchase or sell real estate unless
                         acquired as a result of ownership of securities or
                         other instruments. This policy shall not prevent a
                         fund from investing in securities or other
                         instruments backed by real estate or securities
                         of companies that deal in real estate or are
                         engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration            A fund may not concentrate its investments in
                         securities of issuers in a particular industry (other
                          than securities issued or guaranteed by the U.S.
                         government or any of its agencies or
                         instrumentalities).
--------------------------------------------------------------------------------
Underwriting             A fund may not act as an underwriter of
                         securities issued by others, except to the extent
                         that the fund may be considered an underwriter
                         within the meaning of the Securities Act of
                         1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities              A fund may not purchase or sell physical
                         commodities unless acquired as a result of
                         ownership of securities or other instruments,
                         provided that this limitation shall not prohibit the
                         fund from purchasing or selling options and
                         futures contracts or from investing in securities
                         or other instruments backed by physical
                         commodities.
--------------------------------------------------------------------------------
Control                  A fund may not invest for purposes of exercising
                         control over management.
--------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the costs of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest

------

rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT                      POLICY
--------------------------------------------------------------------------------
Leveraging                   A fund may not purchase additional investment
                             securities at any time during which outstanding
                             borrowings exceed 5% of the total assets of
                             the fund.
--------------------------------------------------------------------------------
Futures and Options          A fund may enter into futures contracts and
                             write and buy put and call options relating to
                             futures contracts. A fund may not, however,
                             enter into leveraged transactions if it would
                             be possible for the fund to lose more than
                             the notional value of the investment. The
                             money market fund may not purchase or sell
                             futures contracts or call options. This limitation
                             does not apply to options attached to, or
                             acquired or traded together with, their
                             underlying securities, and does not apply to
                             securities that incorporate features similar
                             to options or futures contracts.
--------------------------------------------------------------------------------
Liquidity                    A fund may not purchase any security or
                             enter into a repurchase agreement if, as a
                             result, more than 15% of its net assets
                             (10% for the money market fund) would be
                             invested in illiquid securities. Illiquid
                             securities include repurchase agreements
                             not entitling the holder to payment of
                             principal and interest within seven days
                             and securities that are illiquid by virtue of
                             legal or contractual restrictions on resale or
                             the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales                  A fund may not sell securities short, unless
                             it owns or has the right to obtain securities
                             equivalent in kind and amount to the
                             securities sold short, and provided that
                             transactions in futures contracts and options
                             are not deemed to constitute selling
                             securities short.
--------------------------------------------------------------------------------
Margin                       A fund may not purchase securities on
                             margin, except to obtain such short-term
                             credits as are necessary for the clearance
                             of transactions, and provided that margin
                             payments in connection with futures
                             contracts and options on futures contracts
                             shall not constitute purchasing securities
                             on margin.
--------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

------

TEMPORARY DEFENSIVE MEASURES

For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:

(1)  interest-bearing bank accounts or Certificates of Deposit;

(2)  U.S. government securities and repurchase agreements collateralized by
     U.S. government securities; and

(3)  other money market funds.

To the extent a fund assumes a defensive position, it will not be pursuing its investment objective and may generate taxable income.

PORTFOLIO TURNOVER

The portfolio turnover rate of each fund (except the money market fund) is listed in the Financial Highlights table in the prospectuses. Because of the short-term nature of the money market fund's investments, portfolio turnover rates are not generally used to evaluate their trading activities.

MANAGEMENT

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004. Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor,
American Century Investment Management, Inc. (ACIM); the funds' principal underwriter, American Century Investment Services, Inc. (ACIS); and the funds'
transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, ACIS and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, except as noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

------

                                                                         NUMBER OF
                                                                         PORTFOLIOS
                                                                         IN FUND
                                         LENGTH                          COMPLEX     OTHER
                            POSITION(S)  OF TIME  PRINCIPAL              OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS               HELD WITH    SERVED   OCCUPATION(S)          BY          HELD BY
(YEAR OF BIRTH)             FUNDS        (YEARS)  DURING PAST 5 YEARS    TRUSTEE     TRUSTEE
---------------------------------------------------------------------------------------------------
Interested Trustees
---------------------------------------------------------------------------------------------------
William M. Lyons            Trustee      7        Chief Executive        33          None
4500 Main Street                                  Officer, ACC
Kansas City, MO 64111                             (September 2000
(1955)                                            to present)
                                                  President, ACC
                                                  (June 1997
                                                  to present)
                                                  Chief Operating
                                                  Officer, ACC
                                                  (June 1996 to
                                                  September 2000)
                                                  Also serves as
                                                  Chief Executive
                                                  Officer and
                                                  President, ACIS,
                                                  ACGIM, ACIM
                                                  and other ACC
                                                  subsidiaries,
                                                  Executive Vice
                                                  President, ACS LLC,
                                                  Director, ACC,
                                                  ACGIM, ACIM,
                                                  ACS LLC and other
                                                  ACC subsidiaries
---------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------
Antonio Canova              Trustee      Less     Chief Financial        33          None
1665 Charleston Road                     than     Officer, BROCADE
Mountain View, CA 94043                  one      COMMUNICATIONS
(1961)                                   year     SYSTEMS, INC.
                                                  (May 2001 to present)
                                                  Vice President,
                                                  Administration,
                                                  BROCADE
                                                  COMMUNICATIONS
                                                  SYSTEMS, INC.
                                                  (November 2004
                                                  to present)
                                                  Vice President,
                                                  Finance, BROCADE
                                                  COMMUNICATIONS
                                                  SYSTEMS, INC.
                                                  (November 2000 to
                                                  November 2004)
                                                  Vice President,
                                                  Chief Financial
                                                  Officer and Secretary,
                                                  WIRELESS INC.
                                                  (April 2000 to
                                                  November 2000)
---------------------------------------------------------------------------------------------------
John Freidenrich            Trustee      Less     Member and Manager,    33          None
1665 Charleston Road                     than     REGIS MANAGEMENT
Mountain View, CA 94043                  one      COMPANY, LLC
(1937)                                   year     (April 2004 to present)
                                                  Partner and Founder,
                                                  BAY PARTNERS
                                                  (Venture capital firm,
                                                  1976 to present)
                                                  Partner and Founder,
                                                  WARE & FREIDENRICH
                                                  (1968 to present)
---------------------------------------------------------------------------------------------------
Ronald J. Gilson            Trustee,     9        Charles J. Meyers      33          None
1665 Charleston Road        Chairman              Professor of Law
Mountain View, CA 94043                           and Business,
(1946)                                            STANFORD LAW SCHOOL
                                                  (1979 to present)
                                                  Marc and Eva Stern
                                                  Professor of Law
                                                  and Business,
                                                  COLUMBIA UNIVERSITY
                                                  SCHOOL OF LAW
                                                  (1992 to present)
---------------------------------------------------------------------------------------------------

------

                                                                        PORTFOLIOS
                                                                        IN FUND
                                          LENGTH                        COMPLEX     OTHER
                             POSITION(S)  OF TIME  PRINCIPAL            OVERSEEN    DIRECTORSHIPS
NAME, ADDRESS                HELD WITH    SERVED   OCCUPATION(S)        BY          HELD BY
(YEAR OF BIRTH)              FUNDS        (YEARS)  DURING PAST 5 YEARS  TRUSTEE     TRUSTEE
-------------------------------------------------------------------------------------------------
Independent Trustees
-------------------------------------------------------------------------------------------------
Kathryn A. Hall              Trustee      3        Co-Chief Executive   33          None
1665 Charleston Road                               Officer and Chief
Mountain View, CA 94043                            Investment Officer,
(1957)                                             OFFIT HALL CAPITAL
                                                   MANAGEMENT, LLC
                                                   (April 2002
                                                   to present)
                                                   President and
                                                   Managing Director,
                                                   LAUREL MANAGEMENT
                                                   COMPANY, L.L.C.
                                                   (1996 to April 2002)
-------------------------------------------------------------------------------------------------
Myron S. Scholes             Trustee      24       Chairman, OAK HILL   33          Director,
1665 Charleston Road                               PLATINUM PARTNERS                DIMENSIONAL
Mountain View, CA 94043                            and a Partner,                   FUND ADVISORS
(1941)                                             OAK HILL CAPITAL                 (investment
                                                   MANAGEMENT                       advisor,
                                                   (1999 to present)                1982 to
                                                   Frank E. Buck                    present)
                                                   Professor of                     Director,
                                                   Finance-Emeritus,                CHICAGO
                                                   STANFORD GRADUATE                MERCANTILE
                                                   SCHOOL OF BUSINESS               EXCHANGE
                                                   (1981 to present)                (2000
                                                                                    to present)
-------------------------------------------------------------------------------------------------
Kenneth E. Scott             Trustee      33       Ralph M. Parsons     33          None
1665 Charleston Road                               Professor of Law
Mountain View, CA 94043                            and Business,
(1928)                                             STANFORD LAW SCHOOL
                                                   (1972 to present)
-------------------------------------------------------------------------------------------------
John B. Shoven               Trustee      2        Professor of         33          Director,
1665 Charleston Road                               Economics,                       CADENCE
Mountain View, CA 94043                            STANFORD UNIVERSITY              DESIGN
(1947)                                             (1977 to present)                SYSTEMS
                                                                                    (1992 to
                                                                                    present)
                                                                                    Director,
                                                                                    WATSON
                                                                                    WYATT
                                                                                    WORLDWIDE
                                                                                    (2002 tO
                                                                                    present)
                                                                                    Director,
                                                                                    PALMSOURCE
                                                                                    INC.
                                                                                    (2002 to
                                                                                    present)
-------------------------------------------------------------------------------------------------
Jeanne D. Wohlers            Trustee      20       Retired, Director    33          Director,
1665 Charleston Road                               and Partner, WINDY               QUINTUS
Mountain View, CA 94043                            HILL PRODUCTIONS,                CORPORATION
(1945)                                             LP (educational                  (automation
                                                   software, 1994                   solutions,
                                                   to 1998)                         1995 to
                                                                                    present)
-------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------
William M. Lyons             President    4        See entry above      33          Not
4500 Main Street                                   under "Interested                applicable
Kansas City, MO 64111                              Trustees."
(1955)
-------------------------------------------------------------------------------------------------

------

                                                                                       NUMBER OF
                                                                                       PORTFOLIOS
                                                                                       IN FUND
                                       LENGTH                          COMPLEX         OTHER
                        POSITION(S)    OF TIME  PRINCIPAL              OVERSEEN        DIRECTORSHIPS
NAME, ADDRESS           HELD WITH      SERVED   OCCUPATION(S)          BY              HELD BY
(YEAR OF BIRTH)         FUNDS          (YEARS)  DURING PAST 5 YEARS    TRUSTEE         TRUSTEE
-----------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive      4        Chief Administrative   Not             Not
4500 Main St.           Vice                    Officer, ACC           applicable      applicable
Kansas City, MO 64111   President               (August 1997
(1946)                                          to present)
                                                Chief Financial
                                                Officer, ACC
                                                (May 1995 to
                                                October 2002)
                                                Executive Vice
                                                President, ACC
                                                (May 1995
                                                to present)
                                                Also serves as:
                                                Chief Executive
                                                Officer, Chief
                                                Financial Officer
                                                and President,
                                                ACS LLC, Chief
                                                Financial Officer
                                                and Executive
                                                Vice President,
                                                ACGIM, ACIM,
                                                ACIS and other
                                                ACC subsidiaries,
                                                and Treasurer,
                                                ACGIM, ACIM and
                                                other ACC
                                                subsidiaries,
                                                Director,
                                                ACC and other
                                                ACC subsidiaries
-----------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior Vice    4        Assistant              Not             Not
4500 Main St.           President,              Treasurer, ACC         applicable      applicable
Kansas City, MO 64111   Treasurer               (January 1995
(1956)                  and Chief               to present)
                        Accounting              Also serves as:
                        Officer                 Senior Vice
                                                President, ACS LLC,
                                                Assistant Treasurer,
                                                ACGIM, ACIM,
                                                ACIS and ACS LLC
-----------------------------------------------------------------------------------------------------
David C. Tucker         Senior Vice    6        Vice President, ACC    Not             Not
4500 Main St.           President               (February 2001         applicable      applicable
Kansas City, MO 64111   and                     to present)
(1958)                  General                 General
                        Counsel                 Counsel, ACC
                                                (June 1998
                                                to present)
                                                Also serves as:
                                                Senior Vice
                                                President and
                                                General Counsel,
                                                ACGIM, ACIM,
                                                ACIS, ACS LLC
                                                and other
                                                ACC subsidiaries
-----------------------------------------------------------------------------------------------------
Charles C.S. Park       Vice           4        Chief Compliance       Not             Not
4500 Main St.           President               Officer, ACS LLC,      applicable      applicable
Kansas City, MO 64111   and            less     ACIM and ACGIM
(1967)                  Chief          than 1   (March 2005
                        Compliance     year     to present)
                        Officer                 Vice President,
                                                ACS LLC
                                                (February 2000
                                                to present)
                                                Assistant General
                                                Counsel, ACS LLC
                                                (January 1998
                                                to March 2005)
-----------------------------------------------------------------------------------------------------
C. Jean Wade            Controller(1)  8        Vice President,        Not             Not
4500 Main St.                                   ACS LLC                applicable      applicable
Kansas City, MO 64111                           (February 2000
(1964)                                          to present)
                                                Controller-Investment
                                                Accounting,
                                                ACS LLC
                                                (June 1997
                                                to present)
-----------------------------------------------------------------------------------------------------
Robert Leach            Controller     8        Vice President,        Not             Not
4500 Main St.                                   ACS LLC                applicable      applicable
Kansas City MO 64111                            (February 2000
(1966)                                          to present)
                                                Controller-Investment
                                                Accounting,
                                                ACS LLC
                                                (June 1997
                                                to present)
-----------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer    7        Vice President, ACC    Not             Not
4500 Main Street                                (October 2001          applicable      applicable
Kansas City, MO 64111                           to present)
(1967)                                          Vice President,
                                                Corporate Tax,
                                                ACS LLC,
                                                (April 1998
                                                to present)
                                                Also serves as: Vice
                                                President, ACGIM,
                                                ACIM, ACIS and
                                                other ACC
                                                subsidiaries
-----------------------------------------------------------------------------------------------------

(1)  MS. WADE SERVES IN A SIMILAR CAPACITY FOR SEVEN OTHER INVESTMENT
     COMPANIES ADVISED BY ACIM.

------

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds' investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more trustees who may exercise the powers and authority of the board to the extent that the trustees determine.
They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Trustees oversees each fund's management and performance on a continuous basis, and the board determines annually whether to renew the fund's investment management agreement. The advisor provides the board with monthly, quarterly, or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commissions and trading costs (equity funds only);

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory or subadvisory contract, the board examines several factors, but does not identify any particular factor as controlling its decision. Some of the factors considered by the board include: the nature, extent, and quality of the advisory services provided, as well as other material facts, such as the investment performance of the funds' assets managed by the advisor or subadvisor and the fair market value of the services provided. To assess these factors, the board compares both the fund's performance and total expense ratio to those of its peers, as reported by independent data gathering services such as Lipper Analytical Services (for fund performance and expenses) and National Quality Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the funds and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the funds, such as transaction costs, including ways in which portfolio transactions for the funds are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds or an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of similar funds.

In its review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board has reviewed the advisor's methodology used to prepare this financial information. It considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a reasonable profit for the management of each fund.

------

Based on its evaluation of all material factors, and assisted by the advice of independent legal counsel, the board, including the independent trustees, concluded that the investment management agreements between the funds and the advisor are fair and reasonable in light of the services provided and should be renewed.

Committees

The board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee.

                                                                               NUMBER OF
                                                                               MEETINGS
                                                                               HELD DURING
                                                                               LAST FISCAL
                                                                               YEAR ENDED
COMMITTEE      MEMBERS                     FUNCTION                            MAY 31, 2005
--------------------------------------------------------------------------------------------
Audit and      Kenneth E. Scott            The Audit Committee approves        5
Compliance     Antonio Canova              the engagement of the funds'
               Ronald J. Gilson            independent registered public
               Jeanne D. Wohlers           accounting firm, recommends
                                           approval of such engagement
                                           to the independent trustees,
                                           and oversees the activities of
                                           the funds' independent
                                           registered public accounting
                                           firm. The committee receives
                                           reports from the advisor's
                                           Internal Audit Department,
                                           which is accountable to the
                                           committee. The committee
                                           also receives reporting about
                                           compliance matters affecting
                                           the funds.
--------------------------------------------------------------------------------------------
Corporate      Ronald J. Gilson            The Corporate Governance            3
Governance     John Freidenrich            Committee reviews board
               John B. Shoven              procedures and committee
                                           structures. It also considers
                                           and recommends individuals
                                           for nomination as trustees.
                                           The names of potential trustee
                                           candidates may be drawn
                                           from a number of sources,
                                           including recommendations
                                           from members of the board,
                                           management (in the case of
                                           interested trustees only) and
                                           shareholders. Shareholders
                                           may submit trustee nominations
                                           to the Corporate Secretary,
                                           American Century Funds, P.O.
                                           Box 410141, Kansas City, MO
                                           64141. All such nominations
                                           will be forwarded to the
                                           committee for consideration.
                                           The committee also may
                                           recommend the creation of new
                                           committees, evaluate the
                                           membership structure of new
                                           and existing committees,
                                           consider the frequency and
                                           duration of board and
                                           committee meetings and
                                           otherwise evaluate the
                                           responsibilities, processes,
                                           resources, performance and
                                           compensation of the board.
--------------------------------------------------------------------------------------------
Portfolio      Myron S. Scholes            The Portfolio Committee             6
               John Freidenrich            reviews quarterly the investment
               Kathryn A. Hall             activities and strategies used
               William M. Lyons (ad hoc)   to manage fund assets. The
                                           committee regularly receives
                                           reports from portfolio managers,
                                           credit analysts and other
                                           investment personnel
                                           concerning the funds'
                                           investments.
--------------------------------------------------------------------------------------------
Quality        John B. Shoven              The Quality of Service              6
of             Ronald J. Gilson            Committee reviews the level
Service        William M. Lyons (ad hoc)   and quality of transfer agent
                                           and administrative services
                                           provided to the funds
                                           and their shareholders. It
                                           receives and reviews reports
                                           comparing those services to
                                           those of fund competitors and
                                           seeks to improve such services
                                           where feasible and appropriate.
--------------------------------------------------------------------------------------------

------

Compensation of Trustees

The trustees serve as trustees or directors for eight American Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the board of all eight such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the eight investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the eight investment companies served by this board to each trustee who is not an interested person as defined in the Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION DURING FISCAL YEAR ENDED MAY 31, 2005
--------------------------------------------------------------------------------
                                                        TOTAL COMPENSATION FROM
                              TOTAL COMPENSATION        THE AMERICAN CENTURY
NAME OF TRUSTEE               FROM THE FUNDS (1)        FAMILY OF FUNDS (2)
--------------------------------------------------------------------------------
Antonio Canova(3)             $10,429                   $30,500
--------------------------------------------------------------------------------
Albert A. Eisenstat(4)        $12,657                   $89,750
--------------------------------------------------------------------------------
John Freidenrich(5)           $11,321                   $66,290
--------------------------------------------------------------------------------
Ronald J. Gilson              $24,197                   $164,250
--------------------------------------------------------------------------------
Kathryn A. Hall               $12,537                   $88,750
--------------------------------------------------------------------------------
Myron S. Scholes              $12,665                   $90,250
--------------------------------------------------------------------------------
Kenneth E. Scott              $10,964                   $89,750
--------------------------------------------------------------------------------
John B. Shoven                $13,178                   $94,000
--------------------------------------------------------------------------------
Jeanne D. Wohlers             $13,022                   $92,750
--------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE TRUSTEES DURING THE FISCAL YEAR
     ENDED MAY 31, 2005, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION OF
     THE TRUSTEES UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES COMPENSATION PAID BY THE EIGHT INVESTMENT COMPANIES OF THE
     AMERICAN CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED COMPENSATION INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS: MR.
     SCHOLES, $90,250; MR. SHOVEN, $94,000; MR. SCOTT, $89,750; MS. HALL,
     $72,125; MR. GILSON, $164,250; MR. EISENSTAT, $89,750; AND MS. WOHLERS,
     $41,650.

(3)  MR. CANOVA JOINED THE BOARD ON MARCH 1, 2005.

(4)  MR. EISENSTAT RETIRED FROM THE BOARD ON MAY 26, 2005.

(5)  MR. FREIDENRICH JOINED THE TRUST'S ADVISORY BOARD ON AUGUST 26, 2004.
     HE JOINED THE BOARD OF TRUSTEES ON MARCH 1, 2005.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts are credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump-sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

------

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any trustee under the plan during the fiscal year ended May 31, 2005.

OWNERSHIP OF FUND SHARES

The trustees owned shares in the funds as of December 31, 2004, as shown in the tables below. Because they were not trustees as of December 31, 2004, Mr. Canova and Mr. Freidenrich are not included in the table.

                                                 NAME OF TRUSTEES
--------------------------------------------------------------------------------
                                  WILLIAM M.          RONALD J.        MYRON S.
                                  LYONS               GILSON           SCHOLES
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
    Arizona Municipal Bond        A                   A                 A
--------------------------------------------------------------------------------
    Florida Municipal Bond        A                   A                 A
--------------------------------------------------------------------------------
    High-Yield Municipal          A                   A                 A
--------------------------------------------------------------------------------
    Tax-Free Bond                 A                   A                 A
--------------------------------------------------------------------------------
    Tax-Free Money Market         C                   A                 A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in all
Registered Investment
Companies Overseen by
Trustees in Family of
Investment Companies              E                   E                 E
--------------------------------------------------------------------------------

                                                NAME OF TRUSTEES
--------------------------------------------------------------------------------
                               KENNETH E.    JOHN B.     JEANNE D.   KATHRYN A.
                               SCOTT         SHOVEN      WOHLERS     HALL
--------------------------------------------------------------------------------
Dollar Range of Equity
Securities in the Funds:
    Arizona Municipal Bond     A             A           A           A
--------------------------------------------------------------------------------
    Florida Municipal Bond     A             A           A           A
--------------------------------------------------------------------------------
    High-Yield Municipal       A             A           A           A
--------------------------------------------------------------------------------
    Tax-Free Bond              A             A           A           A
--------------------------------------------------------------------------------
    Tax-Free Money Market      A             A           A           A
--------------------------------------------------------------------------------
Aggregate Dollar Range
of Equity Securities in all
Registered Investment
Companies Overseen by
Trustees in Family of
Investment Companies           E             E           E           D
--------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

------

CODE OF ETHICS

The funds, their investment advisor and principal underwriter have adopted a code of ethics under Rule 17j-1 of the Investment Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws

------

*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Directors Tenure
*  Directors' Stock Options Plans
*  Directors' Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent trustees of the funds.

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the ABOUT US page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's Web site at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

------

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of May 4, 2005 are as follows:

*  American Fidelity Assurance Co.
*  American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Insurance Company of America
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC

------

*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company
*  National Life Insurance Company
*  Nationwide Financial
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial
*  S&P Financial Communications
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

------

The types, frequency and timing of disclosure to such parties vary. Full portfolio holdings are provided infrequently. When they are provided, it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly basis as soon as the information is available, usually within one business day.) Top ten holdings and other portfolio characteristics are generally provided on a quarterly basis within 5-20 business days after the quarter end. In some cases, such characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds'
Board of Trustees exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

------

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of June 30, 2005, the following shareholders, beneficial or of record, owned more than 5% of the outstanding shares of any class of a fund. Because the
Advisor Class of Tax-Free Bond was not in operation as of June 30, 2005, it is not included in the chart below.

                                            PERCENTAGE OF      PERCENTAGE OF
                                            OUTSTANDING        OUTSTANDING
FUND/                                       SHARES OWNED       SHARES OWNED
CLASS      SHAREHOLDER                      OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Arizona Municipal Bond
--------------------------------------------------------------------------------
  Investor
           Charles Schwab & Co., Inc.       30%                0%
           San Francisco, California
--------------------------------------------------------------------------------
  A
           Charles Schwab & Co., Inc.       62%                0%
           San Francisco, California

           American Enterprise              28%                0%
           Investment Svcs
           Minneapolis, Minnesota
--------------------------------------------------------------------------------
  B
           American Century Investment      100%               100%
           Management, Inc.
           Kansas City, Missouri
--------------------------------------------------------------------------------
  C
           MLPF&S, Inc.                     78%                0%
           Jacksonville, Florida

           American Enterprise              18%                0%
           Investment Svcs
           Minneapolis, Minnesota
--------------------------------------------------------------------------------
Florida Municipal Bond
--------------------------------------------------------------------------------
  Investor
           Charles Schwab & Co., Inc.       30%                0%
           San Francisco, California

           Phyllis S Gunton and             5%                 0%
           WE Gunton TR
           PS Gunton Trust
           Naples, Florida
--------------------------------------------------------------------------------
  A
           Charles Schwab & Co., Inc.       55%                0%
           San Francisco, California

           MLPF&S, Inc.                     24%                0%
           Jacksonville, Florida

           American Enterprise              5%                 0%
           Investment Svcs
           Minneapolis, Minnesota
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
FUND/                                         SHARES OWNED     SHARES OWNED
CLASS    SHAREHOLDER                          OF RECORD        BENEFICIALLY (1)
--------------------------------------------------------------------------------
Florida Municipal Bond
--------------------------------------------------------------------------------
  B
         American Enterprise                  58%              0%
         Investment Svcs
         Minneapolis, Minnesota

         NFS LLC FEBO #                       24%              24%
         John N. Ross
         Sarasota, Florida

         American Century Investment          13%              13%
         Management, Inc.
         Kansas City, Missouri

         Wells Fargo Investments LLC          5%               0%
         Minneapolis, Minnesota
--------------------------------------------------------------------------------
  C
         MLPF&S, Inc.                         74%              0%
         Jacksonville, Florida

         American Enterprise                  6%               0%
         Investment Svcs
         Minneapolis, Minnesota
--------------------------------------------------------------------------------
High-Yield Municipal
--------------------------------------------------------------------------------
  Investor
         MLPF&S                               12%              0%
         Jacksonville, Florida

         National Financial Services Corp.    11%              0%
         New York, New York

         Pershing LLC                         8%               0%
         Jersey City, New Jersey

         National Inv Svcs Corp               5%               0%
         New York, New York
--------------------------------------------------------------------------------
  A
         Charles Schwab & Co., Inc.           58%              0%
         San Francisco, California

         MLPF&S, Inc.                         7%               0%
         Jacksonville, Florida
--------------------------------------------------------------------------------
  B
         MLPF&S, Inc.                         41%              0%
         Jacksonville, Florida
--------------------------------------------------------------------------------
  C
         MLPF&S, Inc.                         54%              0%
         Jacksonville, Florida
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF      PERCENTAGE OF
                                             OUTSTANDING        OUTSTANDING
FUND/                                        SHARES OWNED       SHARES OWNED
CLASS      SHAREHOLDER                       OF RECORD          BENEFICIALLY (1)
--------------------------------------------------------------------------------
Tax-Free Bond
--------------------------------------------------------------------------------
  Investor
           Charles Schwab & Co., Inc.        27%                0%
           San Francisco, California

           MLPF&S, Inc.                      7%                 0%
           Jacksonville, Florida

           PFPC Wrap Services FBO            5%                 0%
           Morningstar MP Clients
           King of Prussia, Pennsylvania
--------------------------------------------------------------------------------
  Institutional
           Charles Schwab & Co., Inc.        44%                0%
           San Francisco, California

           Raymond James & Assoc Inc.        27%                27%
           FBO Christensen Eri
           St. Petersburg, Florida

           Raymond James & Assoc Inc.        10%                10%
           FBO Pinkston Kennet
           St. Petersburg, Florida

           Raymond James & Assoc Inc.        6%                 6%
           FBO Adair Michael
           St. Petersburg, Florida
--------------------------------------------------------------------------------
Tax-Free Money Market
  Investor
           None
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund's outstanding shares or more than 25% of the voting securities of American Century Municipal Trust. A shareholder owning of record or beneficially more than 25% of the trust's outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. As of June 30, 2005, the officers and trustees of the funds, as a group, owned less than 1% of all classes of the funds' outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC. James
E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------

INVESTMENT ADVISOR

American Century Investment Management, Inc. (ACIM or the advisor) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in the prospectuses under the heading MANAGEMENT.

For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other Account
Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other
Account Category Assets comprise the "Investment Category Assets." The
Investment Category Fee Rate is then calculated by applying a fund's Investment
Category Fee Schedule to the Investment Category Assets and dividing the result by the Investment Category Assets.

Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the
Complex Fee Rate is calculated based on the resulting total. The Investment
Category Fee Rate and the Complex Fee Rate are then added to determine the
Management Fee Rate payable by a class of the fund to the advisor.

For purposes of determining the assets that comprise the Fund Category Assets,
Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

The schedules by which the unified management fee is determined are shown below.

INVESTMENT CATEGORY FEE SCHEDULE FOR TAX-FREE MONEY MARKET
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                       0.2700%
--------------------------------------------------------------------------------
Next $1 billion                                                        0.2270%
--------------------------------------------------------------------------------
Next $3 billion                                                        0.1860%
--------------------------------------------------------------------------------
Next $5 billion                                                        0.1690%
--------------------------------------------------------------------------------
Next $15 billion                                                       0.1580%
--------------------------------------------------------------------------------
Next $25 billion                                                       0.1575%
--------------------------------------------------------------------------------
Thereafter                                                             0.1570%
--------------------------------------------------------------------------------

INVESTMENT CATEGORY FEE SCHEDULE
FOR ARIZONA MUNICIPAL BOND, FLORIDA MUNICIPAL BOND AND TAX-FREE BOND
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                       0.2800%
--------------------------------------------------------------------------------
Next $1 billion                                                        0.2280%
--------------------------------------------------------------------------------
Next $3 billion                                                        0.1980%
--------------------------------------------------------------------------------
Next $5 billion                                                        0.1780%
--------------------------------------------------------------------------------
Next $15 billion                                                       0.1650%
--------------------------------------------------------------------------------
Next $25 billion                                                       0.1630%
--------------------------------------------------------------------------------
Thereafter                                                             0.1625%
--------------------------------------------------------------------------------

------

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD MUNICIPAL
--------------------------------------------------------------------------------
CATEGORY ASSETS                                                        FEE RATE
--------------------------------------------------------------------------------
First $1 billion                                                       0.4100%
--------------------------------------------------------------------------------
Next $1 billion                                                        0.3580%
--------------------------------------------------------------------------------
Next $3 billion                                                        0.3280%
--------------------------------------------------------------------------------
Next $5 billion                                                        0.3080%
--------------------------------------------------------------------------------
Next $15 billion                                                       0.2950%
--------------------------------------------------------------------------------
Next $25 billion                                                       0.2930%
--------------------------------------------------------------------------------
Thereafter                                                             0.2925%
--------------------------------------------------------------------------------

The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE
--------------------------------------------------------------------------------
                       FEE RATE FOR
                       INVESTOR CLASS,
                       A CLASS, B CLASS     FEE RATE FOR          FEE RATE FOR
COMPLEX ASSETS         AND C CLASS          INSTITUTIONAL CLASS   ADVISOR CLASS
--------------------------------------------------------------------------------
First $2.5 billion     0.3100%              0.1100%               0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion      0.3000%              0.1000%               0.0500%
--------------------------------------------------------------------------------
Next $15 billion       0.2985%              0.0985%               0.0485%
--------------------------------------------------------------------------------
Next $25 billion       0.2970%              0.0970%               0.0470%
--------------------------------------------------------------------------------
Next $25 billion       0.2870%              0.0870%               0.0370%
--------------------------------------------------------------------------------
Next $25 billion       0.2800%              0.0800%               0.0300%
--------------------------------------------------------------------------------
Next $25 billion       0.2700%              0.0700%               0.0200%
--------------------------------------------------------------------------------
Next $25 billion       0.2650%              0.0650%               0.0150%
--------------------------------------------------------------------------------
Next $25 billion       0.2600%              0.0600%               0.0100%
--------------------------------------------------------------------------------
Next $25 billion       0.2550%              0.0550%               0.0050%
--------------------------------------------------------------------------------
Thereafter             0.2500%              0.0500%               0.0000%
--------------------------------------------------------------------------------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

The management agreement between the Trust and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Trustees, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Trustees or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

------

The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the advisor's policy with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes that such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended May
31, 2005, 2004 and 2003, are indicated in the following table. As a new class, information regarding the Advisor Class of Tax-Free Bond was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES(1)
-------------------------------------------------------------------------------
FUND                             2005              2004              2003
-------------------------------------------------------------------------------
Arizona Municipal Bond
  Investor Class                $273,168          $335,094          $359,414
-------------------------------------------------------------------------------
  A Class                       $16,000           $645              N/A
-------------------------------------------------------------------------------
  B Class                       $11               $3                N/A
-------------------------------------------------------------------------------
  C Class                       $2,054            $6                N/A
-------------------------------------------------------------------------------
Florida Municipal Bond
  Investor Class                $285,733          $312,370          $321,620
-------------------------------------------------------------------------------
  A Class                       $7,329            $276              N/A
-------------------------------------------------------------------------------
  B Class                       $82               $11               N/A
-------------------------------------------------------------------------------
  C Class                       $7,329            $876              N/A
-------------------------------------------------------------------------------
High-Yield Municipal
  Investor Class                $366,077          $341,035          $281,749
-------------------------------------------------------------------------------
  A Class                       $326,054          $92,917           $1,326
-------------------------------------------------------------------------------
  B Class                       $19,273           $11,257           $439
-------------------------------------------------------------------------------
  C Class                       $76,452           $30,890           $1,831
-------------------------------------------------------------------------------
Tax-Free Bond
  Investor Class                $2,914,418        $3,058,474        $2,611,101
-------------------------------------------------------------------------------
  Institutional
  Class                         $23,678           $21,345           $1,390
-------------------------------------------------------------------------------
Tax-Free Money Market
  Investor Class                $1,336,372        $1,300,357        $1,310,134
-------------------------------------------------------------------------------

------

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software, and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption
INVESTMENT ADVISOR, on page 42.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City,
Missouri 64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares.
This means that the distributor has no liability for unsold shares. The advisor pays ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption INVESTMENT
ADVISOR, on page 42. ACIS does not earn commissions for distributing the funds'
shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for the provision of these services.

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP is the independent registered public accounting firm of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent registered public accounting firm of the funds, PricewaterhouseCoopers provides services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

------

BROKERAGE ALLOCATION

The funds generally purchase and sell debt securities through principal transactions, meaning the funds normally purchase securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds do not pay brokerage commissions on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up
(i.e., a spread between the bid and asked prices). During the fiscal years ended
May 31, 2004, 2003 and 2002, the funds did not pay any brokerage commissions.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, none of the funds owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

INFORMATION ABOUT FUND SHARES

The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this statement of additional information is a series of shares issued by the
Trust. In addition, each series (or fund) may be divided into separate classes.
See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the
Trust's (all funds') outstanding shares may be able to elect a Board of
Trustees. The Trust undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

The Trust shall continue unless terminated by (1) approval of at least two-thirds of the shares of each fund entitled to vote, or (2) by the Trustees by written notice to shareholders of each fund. Any fund may be terminated by
(1) approval of at least two-thirds of the shares of that fund, or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges, taxes, expenses and liabilities belonging to the Trust or the fund. Thereafter, the Trust shall reduce the remaining assets belonging to each fund (or the particular fund) to cash, shares of other securities or any combination thereof, and distribute the proceeds belonging to each fund (or the particular fund) to the shareholders of that fund ratably according to the number of shares of that fund held by each shareholder on the termination date.

Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust

------

provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series.
Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple class plan (the Multiclass Plan)
pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class, Institutional
Class, A Class, B Class and C Class. Not all funds offer all five classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional Class is made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge Institutional Class a lower total management fee. The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The unified management fee is the same as for Investor Class, but the A, B and C Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A
Class Plan, B Class Plan and C Class Plan, respectively and collectively, the
Plans) described below. The Plans have been adopted by the funds' Board of
Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment
Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Trustees and initial shareholder of the funds' A, B and C Classes have approved and entered into the A Class Plan, B Class Plan and C Class Plan, respectively.
The plans are described below.

In adopting the plans, the Board of Trustees (including a majority of trustees who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent trustees) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition for the funds generally;

------

and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules.
Pursuant to Rule 12b-1, information with respect to revenues and expenses under the plans is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the plans.
Continuance of the plans must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The plans may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds'
shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2005, the aggregate amount of fees paid under the A Class Plan was:

        Arizona Municipal Bond           $8,149
        Florida Municipal Bond           $3,732
        High-Yield Municipal           $131,237(1)

(1)  BEFORE A FEE REIMBURSEMENT OF $14 FOR DISTRIBUTION AND SHAREHOLDER
     SERVICES.

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

------

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds'
shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

------

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2005, the aggregate amount of fees paid under the B Class Plan was:

        Arizona Municipal Bond          $25
        Florida Municipal Bond         $166
        High-Yield Municipal        $31,001

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

------

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds'
shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Trustees has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended May 31, 2005, the aggregate amount of fees paid under the C Class Plan was:

        Arizona Municipal Bond         $4,191
        Florida Municipal Bond        $14,916
        High Yield Municipal         $123,058

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

------

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C Class shares pursuant to selling agreements;

(b)  compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensating and paying expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectus, the funds' Advisor Class shares are made available to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds'
shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

------

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for Advisor Class investors. In addition to such services, the financial intermediaries provide various distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
advisor has reduced its management fee by 0.25% per annum with respect to the
Advisor Class shares, and the funds' Board of Trustees has adopted the Advisor
Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50% annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services including past distribution services (as described below). This payment is fixed at 0.50%, and is not based on expenses incurred by the distributor. Because the Advisor Class of Tax-Free Bond was not
in operation as of the fiscal year end, no fees were paid under the Advisor
Class Plan.

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
Because the Advisor Class of Tax-Free Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

------

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund's distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Because the Advisor Class of Tax-Free Bond was not in operation as of the fiscal year end, no fees were paid under the Advisor Class Plan.

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectus for those classes in the section titled "Choosing a
Share Class." Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations due to sales efficiencies and competitive considerations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor, employees of those persons and trusts and qualified retirement plans established by those persons

------

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses.
The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the distributor for B Class shares in the fiscal year ended May 31, 2005, were Florida Municipal Bond, $615 and High-Yield
Municipal, $9,716.

The aggregate CDSCs paid to the distributor for C Class shares in the fiscal year ended May 31, 2005, were Florida Municipal Bond, $416 and High-Yield
Municipal, $29,401.

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              4.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.00%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first
12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

------

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange) each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The
Exchange typically observes the following holidays: New Year's Day, Martin
Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

Money Market Fund

The money market fund operates pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost.
This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the fund's yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

As required by the Rule 2a-7, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.
While the day-to-day operation of the money market fund has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market fund's portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market fund's net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed .025%.

------

Actions the advisor and the Board of Trustees may consider under these circumstances include (i) selling portfolio securities prior to maturity, (ii)
withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment, (iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

The fund has obtained private insurance that primarily protects the money market fund against default of principal or interest payments on the instruments they hold and against bankruptcy by issuers and credit enhancers of these instruments. Although the fund will be charged premiums by an insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance. The insurance does not guarantee or insure that the fund will be able to maintain a stable net asset value of $1.00 per share.

Non-Money Market Funds

Securities held by the non-money market funds normally are priced by using data provided by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference, between bid and asked prices for certain municipal bonds may differ substantially among dealers.

Debt securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security.
Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of
Trustees.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund should be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

------

Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Original issue discount, although no cash is actually received by a fund until the maturity of the bond, is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest. Original issue discount on an obligation with interest exempt from federal income tax will constitute tax-exempt interest income to the fund.

In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). If a fund elects to include market discount in income in the tax years to which it is attributable, the market discount accrues on a daily basis for each day the bond is held by a fund. Market discount is calculated on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition generally will be treated as short-term capital gain.

If fund shares are purchased through taxable accounts, distributions of net investment income (if not considered exempt from federal tax) and net short-term capital gains are taxable to you as ordinary income.

As of May 31, 2005, the funds in the table below had the following capital loss carryover. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

CAPITAL LOSS CARRYOVER
------------------------------------------------------------------------------------
FUND           2007         2008          2009        2010       2011        2012
------------------------------------------------------------------------------------
Arizona
Municipal
Bond            -            -             -           -          -           -
------------------------------------------------------------------------------------
Florida
Municipal
Bond            -            -             -           -      ($144,485)  ($361,866)
------------------------------------------------------------------------------------
High-Yield
Municipal   ($396,804)   ($1,090,034)  ($323,643)      -      ($145,918)  ($700,317)
------------------------------------------------------------------------------------
Tax-Free
Bond            -            -             -           -      ($663,101)  ($997,532)
------------------------------------------------------------------------------------
Tax-Free
Money
Market      ($6,136)     ($38,851)     ($8,869)        -        ($3,706)    ($1,346)
------------------------------------------------------------------------------------

Interest on certain types of industrial development bonds (small issues and obligations issued to finance certain exempt facilities that may be leased to or used by persons other than the issuer) is not exempt from federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "non-exempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users.
Generally, an individual will not be a related person of a substantial user under the Code unless he or his immediate family (spouse, brothers, sisters, ancestors and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gains dividend is taxable to you as long-term capital gains, regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares. Any such loss will be disallowed to the extent of any tax-exempt dividend income you received on those shares. In addition, although highly unlikely, the Internal Revenue Service may determine that a bond issued as tax-exempt should in fact be taxable. If the funds were to hold such a bond, they might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit the applicable federal withholding rate of reportable payments (which may include taxable dividends, capital gains distributions and redemption proceeds) to the IRS. Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

ALTERNATIVE MINIMUM TAX

While the interest on bonds issued to finance essential state and local government operations is generally exempt from regular federal income tax, interest on certain private activity bonds issued after August 7, 1986, while exempt from regular federal income tax, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and the income tax provisions of several states.

Each fund may invest in private activity bonds. The interest on private activity bonds could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.

The Trust will inform fund shareholders annually of the amount of distributions derived from interest payments on private activity bonds.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial statements have been audited by PricewaterhouseCoopers LLP. Their
Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' Annual Reports for the fiscal year ended May
31, 2005, are incorporated herein by reference.

------

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectus, the funds invest in fixed-income securities.
Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus and in this statement of additional information. The following is a summary of the rating categories referenced in the prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA                  This is the highest rating assigned by S&P to a debt
                     obligation. It indicates an extremely strong capacity
                     to pay interest and repay principal.
--------------------------------------------------------------------------------
AA                   Debt rated in this category is considered to have a
                     very strong capacity to pay interest and repay
                     principal. It differs from the highest-rated obligations
                     only in small degree.
--------------------------------------------------------------------------------
A                    Debt rated A has a strong capacity to pay interest
                     and repay principal, although it is somewhat more
                     susceptible to the adverse effects of changes in
                     circumstances and economic conditions than debt
                     in higher-rated categories.
--------------------------------------------------------------------------------
BBB                  Debt rated in this category is regarded as having an
                     adequate capacity to pay interest and repay principal.
                     While it normally exhibits adequate protection
                     parameters, adverse economic conditions or changing
                     circumstances are more likely to lead to a weakened
                     capacity to pay interest and repay principal for debt
                     in this category than in higher-rated categories. Debt
                     rated below BBB is regarded as having significant
                     speculative characteristics.
--------------------------------------------------------------------------------
BB                   Debt rated in this category has less near-term
                     vulnerability to default than other speculative issues.
                     However, it faces major ongoing uncertainties or
                     exposure to adverse business, financial, or economic
                     conditions that could lead to inadequate capacity to
                     meet timely interest and principal payments. The BB
                     rating also is used for debt subordinated to senior
                     debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B                    Debt rated in this category is more vulnerable to
                     nonpayment than obligations rated BB, but currently
                     has the capacity to pay interest and repay principal.
                     Adverse business, financial, or economic conditions
                     will likely impair the obligor's capacity or willingness
                     to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC                  Debt rated in this category is currently vulnerable to
                     nonpayment and is dependent upon favorable
                     business, financial, and economic conditions to
                     meet timely payment of interest and repayment of
                     principal. In the event of adverse business, financial,
                     or economic conditions, it is not likely to have the
                     capacity to pay interest and repay principal. The CCC
                     rating category is also used for debt subordinated to
                     senior debt that is assigned an actual or implied B
                     or B- rating.
--------------------------------------------------------------------------------
CC                   Debt rated in this category is currently highly
                     vulnerable to nonpayment. This rating category is
                     also applied to debt subordinated to senior debt
                     that is assigned an actual or implied CCC rating.
--------------------------------------------------------------------------------
C                    The rating C typically is applied to debt subordinated
                     to senior debt, and is currently highly vulnerable to
                     nonpayment of interest and principal. This rating may
                     be used to cover a situation where a bankruptcy
                     petition has been filed or similar action taken, but
                     debt service payments are being continued.
--------------------------------------------------------------------------------
D                    Debt rated in this category is in default. This rating is
                     used when interest payments or principal repayments
                     are not made on the date due even if the applicable
                     grace period has not expired, unless S&P believes
                     that such payments will be made during such grace
                     period. It also will be used upon the filing of a
                     bankruptcy petition or the taking of a similar action
                     if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa                       This is the highest rating assigned by Moody's to
                          a debt obligation. It indicates an extremely strong
                          capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa                        Debt rated in this category is considered to have
                          a very strong capacity to pay interest and repay
                          principal and differs from Aaa issues only in a
                          small degree. Together with Aaa debt, it
                          comprises what are generally known as
                          high-grade bonds.
--------------------------------------------------------------------------------
A                         Debt rated in this category possesses many
                          favorable investment attributes and is to be
                          considered as upper-medium-grade debt.
                          Although capacity to pay interest and repay
                          principal are considered adequate, it is somewhat
                          more susceptible to the adverse effects of
                          changes in circumstances and economic
                          conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa                       Debt rated in this category is considered as
                          medium-grade debt having an adequate capacity
                          to pay interest and repay principal. While it
                          normally exhibits adequate protection parameters,
                          adverse economic conditions or changing
                          circumstances are more likely to lead to a
                          weakened capacity to pay interest and repay
                          principal for debt in this category than in
                          higher-rated categories. Debt rated below
                          Baa is regarded as having significant speculative
                          characteristics.
--------------------------------------------------------------------------------
Ba                        Debt rated Ba has less near-term vulnerability to
                          default than other speculative issues. However, it
                          faces major ongoing uncertainties or exposure to
                          adverse business, financial or economic
                          conditions that could lead to inadequate capacity
                          to meet timely interest and principal payments.
                          Often the protection of interest and principal
                          payments may be very moderate.
--------------------------------------------------------------------------------
B                         Debt rated B has a greater vulnerability to default,
                          but currently has the capacity to meet financial
                          commitments. Assurance of interest and principal
                          payments or of maintenance of other terms of the
                          contract over any long period of time may be
                          small. The B rating category is also used for debt
                          subordinated to senior debt that is assigned an
                          actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa                       Debt rated Caa is of poor standing, has a
                          currently identifiable vulnerability to default, and
                          is dependent upon favorable business, financial
                          and economic conditions to meet timely payment
                          of interest and repayment of principal. In the
                          event of adverse business, financial or economic
                          conditions, it is not likely to have the capacity to
                          pay interest and repay principal. Such issues may
                          be in default or there may be present elements
                          of danger with respect to principal or interest.
                          The Caa rating is also used for debt subordinated
                          to senior debt that is assigned an actual or
                          implied B or B3 rating.
--------------------------------------------------------------------------------
Ca                        Debt rated in this category represent obligations
                          that are speculative in a high degree. Such debt
                          is often in default or has other marked
                          shortcomings.
--------------------------------------------------------------------------------
C                         This is the lowest rating assigned by Moody's,
                          and debt rated C can be regarded as having
                          extremely poor prospects of attaining investment
                          standing.
--------------------------------------------------------------------------------

FITCH INVESTORS SERVICE, INC.

--------------------------------------------------------------------------------
AAA                       Debt rated in this category has the lowest
                          expectation of credit risk. Capacity for timely
                          payment of financial commitments is exceptionally
                          strong and highly unlikely to be adversely
                          affected by foreseeable events.
--------------------------------------------------------------------------------
AA                        Debt rated in this category has a very low
                          expectation of credit risk. Capacity for timely
                          payment of financial commitments is very
                          strong and not significantly vulnerable to
                          foreseeable events.
--------------------------------------------------------------------------------
A                         Debt rated in this category has a low expectation
                          of credit risk. Capacity for timely payment of
                          financial commitments is strong, but may be
                          more vulnerable to changes in circumstances or
                          in economic conditions than debt rated in
                          higher categories.
--------------------------------------------------------------------------------

------

FITCH INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
BBB                         Debt rated in this category currently has a low
                            expectation of credit risk and an adequate
                            capacity for timely payment of financial
                            commitments. However, adverse changes in
                            circumstances and in economic conditions
                            are more likely to impair this capacity. This is
                            the lowest investment grade category.
--------------------------------------------------------------------------------
BB                          Debt rated in this category has a possibility of
                            developing credit risk, particularly as the result
                            of adverse economic change over time.
                            However, business or financial alternatives may
                            be available to allow financial commitments to
                            be met. Securities rated in this category are
                            not investment grade.
--------------------------------------------------------------------------------
B                           Debt rated in this category has significant
                            credit risk, but a limited margin of safety
                            remains. Financial commitments currently are
                            being met, but capacity for continued debt
                            service payments is contingent upon a
                            sustained, favorable business and economic
                            environment.
--------------------------------------------------------------------------------
CCC, CC, C                  Debt rated in these categories has a real
                            possibility for default. Capacity for meeting
                            financial commitments depends solely upon
                            sustained, favorable business or economic
                            developments. A CC rating indicates that
                            default of some kind appears probable; a
                            C rating signals imminent default.
--------------------------------------------------------------------------------
DDD, DD, D                  The ratings of obligations in these categories
                            are based on their prospects for achieving
                            partial or full recovery in a reorganization or
                            liquidation of the obligor. While expected
                            recovery values are highly speculative and
                            cannot be estimated with any precision, the
                            following serve as general guidelines. DDD
                            obligations have the highest potential for
                            recovery, around 90% -100% of outstanding
                            amounts and accrued interest. DD indicates
                            potential recoveries in the range of 50%-90%
                            and D the lowest recovery potential, i.e.,
                            below 50%.

                            Entities rated in these categories have
                            defaulted on some or all of their obligations.
                            Entities rated DDD have the highest prospect
                            for resumption of performance or continued
                            operation with or without a formal
                            reorganization process. Entities rated DD and
                            D are generally undergoing a formal
                            reorganization or liquidation process; those
                            rated DD are likely to satisfy a higher portion
                            of their outstanding obligations, while entities
                            rated D have a poor prospect of repaying
                            all obligations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

------

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P               MOODY'S                DESCRIPTION
--------------------------------------------------------------------------------
A-1               Prime-1                This indicates that the degree of
                  (P-1)                  safety regarding timely payment
                                         is strong. Standard & Poor's rates
                                         those issues determined to
                                         possess extremely strong safety
                                         characteristics as A-1+.
--------------------------------------------------------------------------------
A-2               Prime-2                Capacity for timely payment on
                  (P-2)                  commercial paper is satisfactory,
                                         but the relative degree of safety
                                         is not as high as for issues
                                         designated A-1. Earnings trends
                                         and coverage ratios, while sound,
                                         will be more subject to variation.
                                         Capitalization characteristics,
                                         while still appropriated, may be
                                         more affected by external
                                         conditions. Ample alternate
                                         liquidity is maintained.
--------------------------------------------------------------------------------
A-3               Prime-3                This indicates satisfactory capacity
                  (P-3)                  for timely repayment. Issues that
                                         carry this rating are somewhat
                                         more vulnerable to the adverse
                                         changes in circumstances than
                                         obligations carrying the higher
                                         designations.
--------------------------------------------------------------------------------

NOTE RATINGS
--------------------------------------------------------------------------------
S&P            MOODY'S                   DESCRIPTION
--------------------------------------------------------------------------------
SP-1           MIG-1; VMIG-1             Notes are of the highest quality
                                         enjoying strong protection from
                                         established cash flows of funds
                                         for their servicing or from established
                                         and broad-based access to the
                                         market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2           MIG-2; VMIG-2             Notes are of high quality, with
                                         margins of protection ample, although
                                         not so large as in the preceding group.
--------------------------------------------------------------------------------
SP-3           MIG-3; VMIG-3             Notes are of favorable quality, with
                                         all security elements accounted for,
                                         but lacking the undeniable strength
                                         of the preceding grades. Market
                                         access for refinancing, in particular,
                                         is likely to be less well-established.
--------------------------------------------------------------------------------
SP-4           MIG-4; VMIG-4             Notes are of adequate quality,
                                         carrying specific risk but having
                                         protection and not distinctly or
                                         predominantly speculative.
--------------------------------------------------------------------------------

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

The annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask any questions about the funds, by contacting us at the address or one of the telephone numbers listed below.

If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You can also get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-4025

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR SERVICES REPRESENTATIVE
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-43935 0507

AMERICAN CENTURY MUNICIPAL TRUST

PART C   OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Amended and Restated  Agreement and  Declaration  of Trust,  dated
March 26, 2004 (filed  electronically as Exhibit a to  Post-Effective  Amendment
No. 43 to the  Registration  Statement of the  Registrant on September 28, 2004,
File No. 2-91229, and incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Amended  and  Restated  Agreement  and
Declaration of Trust, dated June 30, 2005, is included herein.

     (b)   Amended  and   Restated   Bylaws,   dated   August  26,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  44  to  the
Registration  Statement of the Registrant on May 13, 2005, File No. 2-91229, and
incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Declaration of Trust,  appearing as Exhibit a1 herein and Article II, Article VII, Article VIII, and Article IX of Registrant's
Amended and Restated Bylaws, incorporated herein by reference.

     (d)  Amended  and  Restated  Management  Agreement  with  American  Century
Investment Management, Inc., dated July 29, 2005, is included herein.

     (e) Amended and  Restated  Distribution  Agreement  with  American  Century
Investment Services,  Inc., dated July 29, 2005 (filed electronically as Exhibit
e to Post-Effective  Amendment No. 111 to the Registration Statement of American
Century Mutual Funds, Inc. on July 28, 2005, File No. 2-14213,  and incorporated herein by reference).

     (f) Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

     (h)  (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated  August  1,  1997  (filed  electronically  as  Exhibit  9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 31,  1997,  File  No.  2-99222,  and
incorporated herein by reference).

          (2) Amendment  No. 1 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated June 29,  1998 (filed  electronically  as
Exhibit b9b to Post-Effective  Amendment No. 23 to the Registration Statement of
American Century  Quantitative Equity Funds on June 29, 1998, File No. 33-19589,
and incorporated herein by reference).

          (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734, and incorporated herein by reference).

          (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust on July 31, 2001, File No. 2-99222, and
incorporated herein by reference).

          (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century  Investment Trust on November 30, 2001, File No. 33-65170,  and
incorporated herein by reference).

          (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
the Registrant on September 30, 2002, File No. 2-91229,  and incorporated herein by reference).

          (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922, and incorporated herein by reference).

          (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (10)  Amendment No. 9 to the Transfer  Agency  Agreement with American
Century Services,  LLC, dated May 1, 2005 (filed electronically as Exhibit h9 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (11) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (12) Termination,  Replacement and Restatement Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (13) Customer Identification Program Reliance Agreement,  dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc., on September 1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  Opinion  and  Consent of  Counsel,  dated July 28,  2005,  is included herein.

     (j)  (1)  Consent of  PricewaterhouseCoopers  LLP,  independent  registered public accounting firm, dated July 25, 2005, is included herein.

          (2) Power of Attorney, dated December 9, 2004 (filed electronically as
Exhibit j2 to Post-Effective  Amendment No. 38 to the Registration  Statement of
American  California Tax-Free and Municipal Funds on December 29, 2004, File No.
2-82734, and incorporated herein by reference).

          (3) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j3 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (4) Power of Attorney,  dated March 1, 2005 (filed  electronically  as
Exhibit j4 to Post-Effective  Amendment No. 25 to the Registration  Statement of
American  Century  Investment  Trust on March 9, 2005,  File No.  33-65170,  and
incorporated herein by reference).

          (5)   Secretary's   Certificate,   dated   December  10,  2004  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  38  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (6) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j6 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

          (7) Secretary's Certificate, dated March 8, 2005 (filed electronically as Exhibit j7 to Post-Effective  Amendment No. 25 to the Registration  Statement
of American Century  Investment  Trust on March 9, 2005, File No. 33-65170,  and
incorporated herein by reference).

     (k) Not applicable.

     (l) Not applicable.

     (m)  (1) Master  Distribution and Individual  Shareholder  Services Plan (C
Class),  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on April  17,  2001,  File No.  2-94608,  and
incorporated herein by reference).

          (2)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of American Century  Government Income Trust on July 31, 2001, File No. 2-99222,
and incorporated herein by reference).

          (3)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   December   3,  2001  (filed
electronically  as  Exhibit  m7  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of American  Century  Investment  Trust on November 30,
2001, File No. 33-65170, and incorporated herein by reference).

          (4)  Amendment  No.  3  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
American  Century  Investment  Trust on June 28, 2002,  File No.  33-65170,  and
incorporated herein by reference).

          (5)  Amendment  No.  4  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement  of the  Registrant  on  September  30,  2002,  File No.
2-91229, and incorporated herein by reference).

          (6)  Amendment  No.  5  to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   January  2,  2004,   (filed
electronically  as  Exhibit  m6  to  Post-Effective  Amendment  No.  42  to  the
Registration Statement of the Registrant on February 26, 2004, File No. 2-91229,
and incorporated herein by reference).

          (7)  Amendment  No.  6  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American  Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (8)  Amendment  No.  7  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2005 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 38 to the Registration Statement of
American  Century  Quantitative  Equity  Funds,  Inc. on May 13, 2005,  File No.
33-19589, and incorporated herein by reference).

          (9) Master  Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (10)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (11)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (12)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (13)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
the Registrant on May 13, 2005, File No.  2-91229,  and  incorporated  herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m20  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as Exhibit  m26 to  Post-Effective  No. 106 to the  Registration
Statement of American  Century  Investment  Trust on November 29, 2004, File No.
2-14213, and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement  of American  Century  Investment  Trust on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
the Registrant on May 13, 2005, File No.  2-91229,  and  incorporated  herein by reference).

          (19)  Master  Distribution  and  Shareholder  Services  Plan  (Advisor
Class),  dated  August  1,  1997,  (filed   electronically  as  Exhibit  m18  to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (20) Amendment to Master  Distribution  and Shareholder  Services Plan
(Advisor  Class),  dated June 29,  1998 (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2000,  File No.  2-94608,  and
incorporated herein by reference).

          (21) Amendment No. 1 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated August 1, 2001 (filed  electronically as Exhibit m3 to  Post-Effective  Amendment No. 44 to the  Registration  Statement of American
Century  Government  Income  Trust  on July 31,  2001,  File  No.  2-99222,  and
incorporated herein by reference).

          (22) Amendment No. 2 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated December 3, 2001 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 16 to the Registration Statement of the American
Century  Investment  Trust  on  November  30,  2001,  File  No.  33-65170,   and
incorporated herein by reference).

          (23) Amendment No. 3 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 1, 2002 (filed  electronically as Exhibit m5 to
Post-Effective  Amendment  No.  38 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 31, 2005,  File No.  2-94608,  and
incorporated herein by reference).

          (24) Amendment No. 4 to Master  Distribution and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century  Quantitative  Equity Funds,  Inc. on April 29, 2004, File No. 33-19589,
and incorporated herein by reference).

          (25) Amendment No. 5 to Master  Distribution and Shareholder  Services
Plan (Advisor Class), dated July 29, 2005 (filed electronically as Exhibit m7 to
Post-Effective  Amendment  No.  51 to the  Registration  Statement  of  American
Century  Government  Income  Trust  on July 28,  2005,  File  No.  2-99222,  and
incorporated herein by reference).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the Registration Statement of the Registrant on December 23,
2002, File No. 2-91229, and incorporated herein by reference).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4) Amendment No. 3 to the Amended and Restated  Multiple  Class Plan,
dated February 27, 2004 (filed  electronically  as Exhibit n4 to  Post-Effective
Amendment  No. 104 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on February 26, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust on  August  1,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated  as  of  September  30,  2004  (filed  electronically  as  Exhibit  n7  to
Post-Effective  Amendment  No.  20 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc. on September  29,  2004,  File No.
33-79482, and incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,  and incorporated herein by reference).

          (10) Amendment No. 9 to the Amended and Restated  Multiple Class Plan,
dated July 29,  2005  (filed  electronically  as Exhibit  n10 to  Post-Effective
Amendment  No. 111 to the  Registration  Statement  of American  Century  Mutual
Funds,  Inc. on July 28, 2005,  File No.  2-14213,  and  incorporated  herein by reference).

     (o) Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American Century  California  Tax-Free and Municipal Funds,  Inc. on December
29, 2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent  Directors'  Code of Ethics amended  February 28, 2000
(filed  electronically as Exhibit p2 to  Post-Effective  Amendment No. 40 to the
Registration  Statement of American Century Target  Maturities Trust on November
30, 2004, File No. 2-94608, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Registrant

The persons who serve as the trustees or directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Quantitative Equity Funds, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios II, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

As stated in Article VII,  Section 3 of the Amended and Restated  Agreement  and
Declaration  of Trust,  incorporated  herein by  reference  to  Exhibit a to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, appearing as Exhibit
b herein.

The  Registrant  has  purchased  an insurance  policy  insuring its officers and directors against certain liabilities which such officers and trustees may incur while acting in such  capacities and providing  reimbursement  to the Registrant for sums  which it may be  permitted  or  required  to pay to its  officers  and trustees by way of indemnification  against such liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26. Business and Other Connections of Investment Advisor

None.

Item 27. Principal Underwriters

I.   (a) American  Century  Investment  Services,  Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal        Positions and Offices            Positions and Offices
Business Address*         with Underwriter                 with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.     Director                         none

James E. Stowers III      Chairman and Director            none

William M. Lyons          President, Chief Executive       President and
                          Officer and Director             Trustee

Robert T. Jackson         Executive Vice President,        Executive Vice
                          Chief Financial Officer          President
                          and Chief Accounting Officer

Donna Byers               Senior Vice President            none

Brian Jeter               Senior Vice President            none

Mark Killen               Senior Vice President            none

David Larrabee            Senior Vice President            none

Barry Mayhew              Senior Vice President            none

David C. Tucker           Senior Vice President            Senior Vice President
                          and General Counsel              and General Counsel

Clifford Brandt           Chief Compliance Officer         none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28. Location of Accounts and Records

All  accounts,  books and other  documents  required to be maintained by Section
31(a)  of the  1940  Act,  and  the  rules  promulgated  thereunder,  are in the possession of American Century Municipal Trust,  American Century Services,  LLC
and  American  Century  Investment  Management,  Inc.,  all located at 4500 Main
Street, Kansas City, Missouri 64111.

Item 29. Management Services -- Not applicable.

Item 30. Undertakings -- Not applicable.

                                   SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act and the  Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the  undersigned,  duly authorized,  in the City of Kansas  City,  State of  Missouri on the 28th day of
July, 2005.

                              AMERICAN CENTURY MUNICIPAL TRUST
                              (Registrant)

                              By: /*/ William M. Lyons
                                  -----------------------------------------
                                  William M. Lyons
                                  President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                     TITLE                        DATE
      ---------                     -----                        ----

*William M. Lyons             President, Principal           July 28, 2005
-------------------------     Executive Officer and
William M. Lyons              Trustee

*Maryanne Roepke              Senior Vice President,         July 28, 2005
-------------------------     Treasurer and Chief
Maryanne Roepke               Chief Accounting Officer

*Antonio Cavova               Trustee                        July 28, 1005
-------------------------
Antonio Canova

*John Freidenrich             Trustee                        July 28, 2005
-------------------------
John Freidenrich

*Ronald J. Gilson             Chairman of the Board          July 28, 2005
-------------------------     and Trustee
Ronald J. Gilson

*Kathryn A. Hall              Trustee                        July 28, 2005
-------------------------
Kathryn A. Hall

*Myron S. Scholes             Trustee                        July 28, 2005
-------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                        July 28, 2005
-------------------------
Kenneth E. Scott

*John B. Shoven               Trustee                        July 28, 2005
-------------------------
John B. Shoven

*Jeanne D. Wohlers            Trustee                        July 28, 2005
-------------------------
Jeanne D. Wohlers

*By:  /s/ Brian L. Brogan
      -----------------------------------------
      Brian L. Brogan
      Attorney in Fact (pursuant to Powers
      of Attorney dated December 9, 2004
      and March 1, 2005)